UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Only Portfolio	(Click Here)
Treasury Portfolio	(Click Here)
Government Portfolio	(Click Here)
Prime Money Market Portfolio	(Click Here)
Money Market Portfolio	(Click Here)
Tax-Exempt Portfolio	(Click Here)
Notes to Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952 or, for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Treasury Only Portfolio
Class I	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.68	$ .25
Class II	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.68	$ .25
Class III	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.68	$ .25
Class IV	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.68	$ .25
Select Class	.05%
Actual		$ 1,000.00	$ 1,000.05	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.68	$ .25
Treasury Portfolio
Class I	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
Hypothetical A		$ 1,000.00	$ 1,024.53	$ .40
Class II	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
Hypothetical A		$ 1,000.00	$ 1,024.53	$ .40
Class III	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
Hypothetical A		$ 1,000.00	$ 1,024.53	$ .40
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Treasury Portfolio - continued
Class IV	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.58	$ .35
Select Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40
Hypothetical A		$ 1,000.00	$ 1,024.53	$ .40
Government Portfolio
Class I	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.43	$ .50
Class II	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.43	$ .50
Class III	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.43	$ .50
Select Class	.10%
Actual		$ 1,000.00	$ 1,000.05	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.43	$ .50
Prime Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.03	$ .91
Class II	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.03	$ .91
Class III	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.03	$ .91
Class IV	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.03	$ .91
Select Class	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.03	$ .91
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.20	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.23	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.20	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.03	$ .91
Class II	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.05
Hypothetical A		$ 1,000.00	$ 1,023.88	$ 1.06
Class III	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.05
Hypothetical A		$ 1,000.00	$ 1,023.88	$ 1.06
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Money Market Portfolio - continued
Select Class	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.05
Hypothetical A		$ 1,000.00	$ 1,023.88	$ 1.06
Class F	.14%
Actual		$ 1,000.00	$ 1,000.40	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.23	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.40	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.23	$ .71
Tax-Exempt Portfolio
Class I	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
Hypothetical A		$ 1,000.00	$ 1,024.48	$ .45
Class II	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
Hypothetical A		$ 1,000.00	$ 1,024.48	$ .45
Class III	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
Hypothetical A		$ 1,000.00	$ 1,024.48	$ .45
Select Class	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
Hypothetical A		$ 1,000.00	$ 1,024.48	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Treasury Only Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/14	% of fund's investments 9/30/13	% of fund's investments 3/31/13
1 - 7	1.6	1.7	6.8
8 - 30	28.2	19.1	33.1
31 - 60	28.6	35.7	21.2
61 - 90	19.3	28.8	14.9
91 - 180	22.3	13.9	23.3
> 180	0.0	0.8	0.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/14	9/30/13	3/31/13
Treasury Only Portfolio	57 Days	57 Days	57 Days
All Taxable Money Market Funds Average*	46 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/14	9/30/13	3/31/13
Treasury Only Portfolio	67 Days	57 Days	57 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Treasury Debt 103.0%	Treasury Debt 101.4%
Net Other Assets (Liabilities)** (3.0)%	Net Other Assets (Liabilities)** (1.4)%

Current and Historical Seven-Day Yields
	3/31/14	12/31/13	9/30/13	6/30/13	3/31/13

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2014, the most recent period shown in the table, would have been -0.14% for Class I, -0.28% for Class II, -0.38% for Class III, -0.64% for Class IV and -0.19% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Treasury Only Portfolio

Investments March 31, 2014

Showing Percentage of Net Assets

Treasury Debt - 103.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 5.1%
U.S. Treasury Notes
4/15/14	0.09%	$ 552,580	$ 553,852
U.S. Treasury Obligations - 97.9%
U.S. Treasury Bills
4/17/14 to 7/10/14	0.04 to 0.14	7,687,657	7,686,876
U.S. Treasury Bonds
8/15/14	0.15	55,000	54,969
U.S. Treasury Notes
4/15/14 to 1/31/16	0.05 to 0.11 (b)	2,897,725	2,903,878
			10,645,723
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $11,199,575)	11,199,575
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(323,892)
NET ASSETS - 100%	$ 10,875,683
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,199,575)		$ 11,199,575
Receivable for fund shares sold		13,367
Interest receivable		9,855
Prepaid expenses		14
Receivable from investment adviser for expense reductions		4
Total assets		11,222,815

Liabilities
Payable for investments purchased	$ 339,961
Payable for fund shares redeemed	6,527
Distributions payable	27
Accrued management fee	479
Other affiliated payables	69
Other payables and accrued expenses	69
Total liabilities		347,132

Net Assets		$ 10,875,683
Net Assets consist of:
Paid in capital		$ 10,875,509
Accumulated undistributed net realized gain (loss) on investments		174
Net Assets		$ 10,875,683

Class I: Net Asset Value, offering price and redemption price per share ($9,795,323 ÷ 9,794,041 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($359,375 ÷ 359,411 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($487,287 ÷ 487,167 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($18,407 ÷ 18,405 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($215,291 ÷ 215,298 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2014

Investment Income
Interest		$ 7,783

Expenses
Management fee	$ 15,979
Transfer agent fees	6,885
Distribution and service plan fees	1,754
Accounting fees and expenses	877
Custodian fees and expenses	128
Independent trustees' compensation	43
Registration fees	127
Audit	53
Legal	27
Miscellaneous	64
Total expenses before reductions	25,937
Expense reductions	(19,295)	6,642
Net investment income (loss)		1,141
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33
Net increase in net assets resulting from operations		$ 1,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,141	$ 931
Net realized gain (loss)	33	171
Net increase in net assets resulting from operations	1,174	1,102
Distributions to shareholders from net investment income	(1,140)	(932)
Share transactions - net increase (decrease)	451,298	1,158,256
Total increase (decrease) in net assets	451,332	1,158,426

Net Assets
Beginning of period	10,424,351	9,265,925
End of period	$ 10,875,683	$ 10,424,351

Financial Highlights - Class I

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Distributions from net realized gain	-	-	-	- C	- C
Total distributions	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.09%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.06%	.10%	.06%	.18%	.20%
Expenses net of all reductions	.06%	.10%	.06%	.18%	.20%
Net investment income (loss)	.01%	.01%	.01%	.01%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 9,795	$ 9,431	$ 8,064	$ 6,149	$ 8,371

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	- C	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.03%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.06%	.10%	.06%	.17%	.27%
Expenses net of all reductions	.06%	.10%	.06%	.17%	.27%
Net investment income (loss)	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 359	$ 354	$ 499	$ 585	$ 649

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	- C	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.06%	.10%	.06%	.18%	.28%
Expenses net of all reductions	.06%	.10%	.06%	.18%	.28%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 487	$ 408	$ 408	$ 392	$ 615

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	- C	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.71%	.71%	.72%	.71%	.72%
Expenses net of fee waivers, if any	.06%	.10%	.07%	.17%	.30%
Expenses net of all reductions	.06%	.10%	.07%	.17%	.30%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 22	$ 25	$ 62	$ 60

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Distributions from net realized gain	-	-	-	- C	- C
Total distributions	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.07%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.06%	.10%	.06%	.18%	.23%
Expenses net of all reductions	.06%	.10%	.06%	.18%	.23%
Net investment income (loss)	.01%	.01%	.01%	.01%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 210	$ 269	$ 209	$ 478

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/14	% of fund's investments 9/30/13	% of fund's investments 3/31/13
1 - 7	45.9	63.0	54.8
8 - 30	15.2	5.2	14.1
31 - 60	13.5	4.2	1.6
61 - 90	3.0	6.2	6.1
91 - 180	14.7	12.5	8.3
> 180	7.7	8.9	15.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/14	9/30/13	3/31/13
Treasury Portfolio	53 Days	45 Days	57 Days
All Taxable Money Market Funds Average*	46 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/14	9/30/13	3/31/13
Treasury Portfolio	59 Days	45 Days	57 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Treasury Debt 53.1%	Treasury Debt 32.8%
Repurchase Agreements 46.8%	Repurchase Agreements 67.1%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields
	3/31/14	12/31/13	9/30/13	6/30/13	3/31/13

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2014, the most recent period shown in the table, would have been -0.12% for Class I, -0.31% for Class II, -0.38% for Class III, -0.62% for Class IV and -0.17% for Select Class.

* Source: iMoneyNet, Inc.

Annual Report

Treasury Portfolio

Investments March 31, 2014

Showing Percentage of Net Assets

Treasury Debt - 53.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 5.5%
U.S. Treasury Notes
4/15/14	0.07 to 0.09%	$ 734,014	$ 735,707
U.S. Treasury Obligations - 47.6%
U.S. Treasury Bills
4/24/14 to 3/5/15	0.09 to 0.14	1,534,515	1,534,202
U.S. Treasury Notes
4/15/14 to 1/31/16	0.08 to 0.18 (b)	4,799,090	4,819,791
			6,353,993
TOTAL TREASURY DEBT (Cost $7,089,700)			7,089,700
Treasury Repurchase Agreement - 46.8%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations) #	$ 289,367	289,367
0.06% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations) #	1,486,482	1,486,480
With:
Barclays Capital, Inc. at:
0.06%, dated 1/13/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $290,721,491, 0.25% - 3.5%, 4/30/14 - 8/15/42)	284,965	284,922
0.07%, dated 3/12/14 due 4/4/14 (Collateralized by U.S. Treasury Obligations valued at $272,351,116, 0.25% - 3.5%, 5/31/14 - 2/15/43)	267,012	267,000
0.08%, dated:
1/6/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $219,515,067, 0% - 8.88%, 5/15/14 - 11/15/41)	215,065	215,022
1/31/14 due 5/2/14 (Collateralized by U.S. Treasury Obligations valued at $255,034,106, 0.38% - 8.75%, 11/15/14 - 11/15/21)	250,051	250,000

	Maturity Amount (000s)	Value (000s)
BNP Paribas Securities Corp. at:
0.06%, dated 3/27/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $279,486,835, 0.25% - 8.13%, 8/15/15 - 2/15/39)	$ 274,015	$ 274,000
0.07%, dated:
2/10/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $361,684,092, 0% - 8.75%, 5/1/14 - 5/15/41)	354,619	354,556
3/20/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $305,022,096, 0% - 7.5%, 4/17/14 - 11/15/41)	299,035	299,000
3/24/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $331,622,409, 0% - 7.13%, 5/1/14 - 2/15/44)	325,038	325,000
Federal Reserve Bank of New York at 0.05%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations valued at $2,200,003,080, 4.75%, 2/15/41)	2,200,003	2,200,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $6,245,347)		6,245,347
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,335,047)		13,335,047
NET OTHER ASSETS (LIABILITIES) - 0.1%		16,866
NET ASSETS - 100%		$ 13,351,913
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$289,367,000 due 4/01/14 at 0.05%
BNP Paribas Securities Corp.	$ 113,788
Barclays Capital, Inc.	60,525
Merrill Lynch, Pierce, Fenner & Smith, Inc.	42,423
Wells Fargo Securities LLC	72,631
$ 289,367
$1,486,480,000 due 4/01/14 at 0.06%
Barclays Capital, Inc.	$ 865,972
Societe Generale	31,647
Wells Fargo Securities LLC	588,861
$ 1,486,480
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $6,245,347) - See accompanying schedule: Unaffiliated issuers (cost $13,335,047)		$ 13,335,047
Receivable for fund shares sold		18
Interest receivable		21,224
Prepaid expenses		12
Receivable from investment adviser for expense reductions		6
Other receivables		149
Total assets		13,356,456

Liabilities
Payable for fund shares redeemed	$ 3,405
Distributions payable	71
Accrued management fee	769
Other affiliated payables	70
Other payables and accrued expenses	228
Total liabilities		4,543

Net Assets		$ 13,351,913
Net Assets consist of:
Paid in capital		$ 13,351,913
Net Assets		$ 13,351,913

Class I: Net Asset Value, offering price and redemption price per share ($9,735,692 ÷ 9,732,148 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($133,229 ÷ 133,138 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,653,739 ÷ 2,653,435 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($590,780 ÷ 590,607 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($238,473 ÷ 238,417 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2014

Investment Income
Interest		$ 12,508

Expenses
Management fee	$ 19,201
Transfer agent fees	8,258
Distribution and service plan fees	9,596
Accounting fees and expenses	972
Custodian fees and expenses	148
Independent trustees' compensation	53
Registration fees	116
Audit	56
Legal	34
Miscellaneous	98
Total expenses before reductions	38,532
Expense reductions	(27,398)	11,134
Net investment income (loss)		1,374
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		48
Net increase in net assets resulting from operations		$ 1,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,374	$ 1,492
Net realized gain (loss)	48	342
Net increase in net assets resulting from operations	1,422	1,834
Distributions to shareholders from net investment income	(1,370)	(1,496)
Share transactions - net increase (decrease)	(308,930)	(1,981,461)
Total increase (decrease) in net assets	(308,878)	(1,981,123)

Net Assets
Beginning of period	13,660,791	15,641,914
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $16, respectively)	$ 13,351,913	$ 13,660,791

Financial Highlights - Class I

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Distributions from net realized gain	-	-	-	-	- C
Total distributions	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.03%	.10%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.08%	.16%	.10%	.20%	.21%
Expenses net of all reductions	.08%	.16%	.10%	.20%	.21%
Net investment income (loss)	.01%	.01%	.01%	.03%	.11%
Supplemental Data
Net assets, end of period (in millions)	$ 9,736	$ 9,964	$ 11,712	$ 8,784	$ 8,650

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.03%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.08%	.16%	.10%	.22%	.29%
Expenses net of all reductions	.08%	.16%	.10%	.22%	.29%
Net investment income (loss)	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 127	$ 80	$ 155	$ 164

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.08%	.16%	.10%	.22%	.30%
Expenses net of all reductions	.08%	.16%	.10%	.22%	.30%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 2,654	$ 2,844	$ 3,108	$ 3,768	$ 3,907

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	- C
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets B
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.08%	.16%	.10%	.22%	.30%
Expenses net of all reductions	.08%	.16%	.10%	.22%	.30%
Net investment income (loss)	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 591	$ 527	$ 484	$ 305	$ 492

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Distributions from net realized gain	-	-	-	-	- C
Total distributions	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.07%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.08%	.16%	.10%	.22%	.24%
Expenses net of all reductions	.08%	.16%	.10%	.22%	.24%
Net investment income (loss)	.01%	.01%	.01%	.01%	.08%
Supplemental Data
Net assets, end of period (in millions)	$ 238	$ 198	$ 259	$ 352	$ 365

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/14	% of fund's investments 9/30/13	% of fund's investments 3/31/13
1 - 7	43.1	51.3	58.0
8 - 30	17.2	11.9	16.2
31 - 60	6.8	12.8	0.6
61 - 90	11.9	3.8	4.6
91 - 180	14.2	12.7	4.3
> 180	6.8	7.5	16.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/14	9/30/13	3/31/13
Government Portfolio	55 Days	50 Days	57 Days
All Taxable Money Market Funds Average*	46 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/14	9/30/13	3/31/13
Government Portfolio	112 Days	96 Days	102 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Treasury Debt 12.1%	Treasury Debt 11.0%
Government Agency Debt 42.9%	Government Agency Debt 35.0%
Repurchase Agreements 44.6%	Repurchase Agreements 53.9%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields
	3/31/14	12/31/13	9/30/13	6/30/13	3/31/13

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2014, the most recent period shown in the table, would have been -0.09% for Class I, -0.24% for Class II, -0.34% for Class III and -0.14% for Select Class.

* Source: iMoneyNet, Inc.

Annual Report

Government Portfolio

Investments March 31, 2014

Showing Percentage of Net Assets

Treasury Debt - 12.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Notes
4/15/14	0.09%	$ 303,919	$ 304,618
U.S. Treasury Obligations - 10.9%
U.S. Treasury Bills
8/14/14 to 3/5/15	0.11 to 0.13	420,808	420,544
U.S. Treasury Notes
4/15/14 to 1/31/16	0.08 to 0.18 (b)	2,348,400	2,353,243
			2,773,787
TOTAL TREASURY DEBT (Cost $3,078,405)			3,078,405
Government Agency Debt - 42.9%

Federal Agencies - 42.9%
Fannie Mae
6/27/14 to 8/5/15	0.11 to 0.20 (b)	809,639	810,016
Federal Farm Credit Bank
1/13/15	0.15 (b)	50,000	49,992
1/13/15	0.15 (b)	47,000	46,993
8/12/14 to 1/12/15	0.13 to 0.15 (b)	563,000	562,963
Federal Home Loan Bank
4/4/14 to 12/11/15	0.10 to 0.25 (b)	8,188,430	8,188,680
Freddie Mac
6/24/14 to 7/17/15	0.10 to 0.20 (b)	1,319,785	1,319,825
TOTAL GOVERNMENT AGENCY DEBT (Cost $10,978,469)			10,978,469
Government Agency Repurchase Agreement - 36.8%
	Maturity Amount (000s)
In a joint trading account at:
0.07% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) #	$ 849,472	849,470
0.09% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) #	1,065,519	1,065,516
With:
BNP Paribas Securities Corp. at 0.08%, dated 3/24/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $280,491,727, 1.1% - 6.16%, 9/1/15 - 10/1/46)	275,024	274,987

	Maturity Amount (000s)	Value (000s)
Citibank NA at:
0.07%, dated 3/25/14 due 4/1/14 (Collateralized by U.S. Government Obligations valued at $140,763,256, 0% - 4.75%, 4/25/14 - 8/28/23)	$ 138,002	$ 138,000
0.08%, dated 3/25/14 due 4/1/14 (Collateralized by U.S. Government Obligations valued at $845,805,317, 1.63% - 11.5%, 4/1/14 - 9/15/53)	829,221	829,208
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 1/8/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $143,212,613, 3% - 9.25%, 4/15/20 - 4/25/44)	139,056	139,000
ING Financial Markets LLC at:
0.08%, dated:
2/3/14 due 4/4/14 (Collateralized by U.S. Government Obligations valued at $612,609,573, 1.33% - 5.97%, 7/1/33 - 10/1/44)	599,974	599,894
3/28/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $418,640,562, 1.94% - 3.98%, 6/1/25 - 8/1/45)	410,484	410,428
0.09%, dated 2/18/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $305,980,736, 2.3% - 4.5%, 11/1/25 - 1/1/43)	299,995	299,949
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated:
3/14/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $731,235,629, 2.15% - 5%, 11/1/20 - 3/1/44)	716,968	716,869
3/17/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $284,733,311, 2.34% - 4.5%, 7/1/28 - 11/1/42)	279,180	279,141
RBC Capital Markets Corp. at 0.08%, dated:
3/5/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $408,859,674, 2% - 5.5%, 8/1/26 - 2/16/44)	400,054	400,000
3/14/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at:
$1,020,713,592, 1.84% - 7.5%, 3/1/19 - 3/20/44	999,924	999,817
$765,959,289, 0.6% - 9.3%, 12/25/18 - 3/1/44)	749,962	749,862
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at 0.08%, dated: - continued
3/17/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $179,065,730, 2% - 10.05%, 8/25/19 - 3/1/44)	$ 175,025	$ 175,000
3/21/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $281,424,239, 1.83% - 7%, 3/26/19 - 9/15/44)	275,892	275,855
Wells Fargo Securities, LLC at:
0.12%, dated:
2/12/14 due 5/13/14 (Collateralized by U.S. Government Obligations valued at $494,345,813, 2% - 7.5%, 7/1/15 - 3/20/44)	484,250	484,105
2/19/14 due 5/20/14 (Collateralized by U.S. Government Obligations valued at $339,209,291, 2% - 6.5%, 9/1/14 - 3/20/44)	332,100	332,000
0.13%, dated 2/6/14 due 5/8/14 (Collateralized by U.S. Government Obligations valued at $398,283,168, 0.4% - 6.5%, 8/1/14 - 4/25/44)	390,128	390,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $9,409,101)		9,409,101
Treasury Repurchase Agreement - 7.8%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at 0.05%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations valued at $2,000,002,878, 4.75%, 2/15/41) (Cost $2,000,000)	$ 2,000,003	$ 2,000,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $25,465,975)	25,465,975
NET OTHER ASSETS (LIABILITIES) - 0.4%	103,498
NET ASSETS - 100%	$ 25,569,473
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$849,470,000 due 4/01/14 at 0.07%
BNP Paribas Securities Corp.	$ 54,987
ING Financial Markets LLC	183,833
Merrill Lynch, Pierce, Fenner & Smith, Inc.	79,374
Societe Generale	183,833
Wells Fargo Securities LLC	347,443
$ 849,470
$1,065,516,000 due 4/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 35,834
Bank of America NA	682,068
Citibank NA	203,602
Deutsche Bank Securities, Inc.	22,803
HSBC Securities (USA), Inc.	67,867
J.P. Morgan Securities, Inc.	22,803
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,966
Morgan Stanley & Co., Inc.	13,573
$ 1,065,516
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $11,409,101) - See accompanying schedule: Unaffiliated issuers (cost $25,465,975)		$ 25,465,975
Receivable for investments sold		99,892
Receivable for fund shares sold		1,757
Interest receivable		13,736
Prepaid expenses		22
Other receivables		446
Total assets		25,581,828

Liabilities
Payable for fund shares redeemed	$ 9,441
Distributions payable	117
Accrued management fee	2,157
Other affiliated payables	123
Other payables and accrued expenses	517
Total liabilities		12,355

Net Assets		$ 25,569,473
Net Assets consist of:
Paid in capital		$ 25,571,338
Distributions in excess of net investment income		(675)
Accumulated undistributed net realized gain (loss) on investments		(1,190)
Net Assets		$ 25,569,473

Class I: Net Asset Value, offering price and redemption price per share ($22,569,032 ÷ 22,560,311 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($356,339 ÷ 356,145 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,265,790 ÷ 2,264,671 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($378,312 ÷ 378,251 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2014

Investment Income
Interest		$ 30,665

Expenses
Management fee	$ 36,144
Transfer agent fees	15,550
Distribution and service plan fees	5,515
Accounting fees and expenses	1,445
Custodian fees and expenses	113
Independent trustees' compensation	98
Registration fees	110
Audit	58
Legal	61
Miscellaneous	151
Total expenses before reductions	59,245
Expense reductions	(31,162)	28,083
Net investment income (loss)		2,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		238
Net increase in net assets resulting from operations		$ 2,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,582	$ 2,605
Net realized gain (loss)	238	814
Net increase in net assets resulting from operations	2,820	3,419
Distributions to shareholders from net investment income	(2,575)	(2,608)
Share transactions - net increase (decrease)	970,704	(3,598,428)
Total increase (decrease) in net assets	970,949	(3,597,617)

Net Assets
Beginning of period	24,598,524	28,196,141
End of period (including distributions in excess of net investment income of $675 and distributions in excess of net investment income of $190, respectively)	$ 25,569,473	$ 24,598,524

Financial Highlights - Class I

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.002
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.002
Distributions from net investment income	- C	- C	- C	- C	(.002)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.05%	.17%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.11%	.18%	.15%	.21%	.21%
Expenses net of all reductions	.11%	.18%	.15%	.21%	.21%
Net investment income (loss)	.01%	.01%	.01%	.05%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 22,569	$ 21,579	$ 24,822	$ 29,687	$ 45,414

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.08%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.11%	.18%	.15%	.25%	.31%
Expenses net of all reductions	.11%	.18%	.15%	.25%	.31%
Net investment income (loss)	.01%	.01%	.01%	.01%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 356	$ 642	$ 827	$ 807	$ 1,413

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	- C	-
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.04%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.11%	.18%	.15%	.25%	.35%
Expenses net of all reductions	.11%	.18%	.15%	.25%	.35%
Net investment income (loss)	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$ 2,266	$ 1,709	$ 2,027	$ 2,050	$ 1,910

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	.13%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.11%	.18%	.15%	.24%	.25%
Expenses net of all reductions	.11%	.18%	.15%	.24%	.25%
Net investment income (loss)	.01%	.01%	.01%	.01%	.13%
Supplemental Data
Net assets, end of period (in millions)	$ 378	$ 669	$ 519	$ 360	$ 302

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/14	% of fund's investments 9/30/13	% of fund's investments 3/31/13
1 - 7	25.3	34.3	36.9
8 - 30	22.5	20.2	22.7
31 - 60	12.9	10.3	11.2
61 - 90	15.1	12.2	9.0
91 - 180	20.7	18.3	9.5
> 180	3.5	4.7	10.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/14	9/30/13	3/31/13
Prime Money Market Portfolio	56 Days	49 Days	58 Days
All Taxable Money Market Funds Average*	46 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/14	9/30/13	3/31/13
Prime Money Market Portfolio	92 Days	89 Days	87 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Certificates of Deposit 36.2%	Certificates of Deposit 32.1%
Commercial Paper 9.1%	Commercial Paper 7.3%
Variable Rate Demand Notes (VRDNs) 0.4%	Variable Rate Demand Notes (VRDNs) 2.4%
Other Notes 1.1%	Other Notes 1.0%
Treasury Debt 19.9%	Treasury Debt 19.2%
Government Agency Debt 4.2%	Government Agency Debt 6.0%
Other Municipal Debt 0.5%	Other Municipal Debt 0.5%
Other Instruments 1.8%	Other Instruments 4.0%
Repurchase Agreements 23.7%	Repurchase Agreements 27.4%
Net Other Assets (Liabilities) 3.1%	Net Other Assets (Liabilities) 0.1%

* Source: iMoneyNet, Inc.

Annual Report

Prime Money Market Portfolio

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	3/31/14	12/31/13	9/30/13	6/30/13	3/31/13

Class I	0.01%	0.01%	0.01%	0.02%	0.04%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.06%	0.04%	0.05%	0.08%	0.10%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2014, the most recent period shown in the table, would have been -0.02% for Class I, -0.16% for Class II, -0.26% for Class III, -0.51% for Class IV, -0.06% for Select Class and 0.02% for Institutional Class.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2014

Showing Percentage of Net Assets

Certificate of Deposit - 36.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.7%
Citibank NA
5/20/14 to 6/23/14	0.21 to 0.24%	$ 411,000	$ 411,000
Wells Fargo Bank NA
12/5/14	0.21 (c)	235,000	235,000
			646,000
London Branch, Eurodollar, Foreign Banks - 1.0%
BNP Paribas SA
6/13/14	0.25	28,000	28,000
Credit Agricole SA
6/2/14	0.26	133,000	133,000
Mizuho Corporate Bank Ltd.
5/6/14	0.25	71,000	71,000
National Australia Bank Ltd.
4/8/14	0.18 (c)	154,000	154,000
			386,000
New York Branch, Yankee Dollar, Foreign Banks - 33.5%
Bank of Montreal Chicago CD Program
4/1/14 to 12/12/14	0.08 to 0.21 (c)	1,108,000	1,108,000
Bank of Nova Scotia
7/7/14 to 3/31/15	0.20 to 0.30 (c)	1,313,000	1,313,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/10/14 to 6/3/14	0.25	1,824,000	1,824,000
BNP Paribas New York Branch
7/31/14	0.25	362,000	362,000
Canadian Imperial Bank of Commerce
8/29/14 to 12/12/14	0.25 to 0.28 (c)	895,000	895,000
Credit Agricole CIB
6/3/14 to 7/2/14	0.26	693,000	693,000
Credit Suisse AG
6/6/14 to 9/8/14	0.30 to 0.31 (c)	969,000	969,000
Deutsche Bank
5/29/14	0.23	351,000	351,000
Mizuho Corporate Bank Ltd.
4/17/14 to 7/15/14	0.25	1,133,000	1,133,000
Nordea Bank AB
4/14/14	0.20	415,000	415,000
Oversea-Chinese Banking New York Branch
7/25/14	0.21	300,000	300,000
Royal Bank of Canada
4/15/14 to 6/3/14	0.20 to 0.24 (c)	248,000	248,000
Sumitomo Mitsui Banking Corp.
4/24/14 to 9/15/14	0.22 to 0.32 (c)	1,948,000	1,948,000
Sumitomo Mitsui Trust Banking Ltd.
6/23/14 to 7/23/14	0.26 to 0.27	593,000	593,000
Toronto-Dominion Bank
4/8/14 to 10/10/14	0.14 to 0.25	479,000	479,000

	Yield (a)	Principal Amount (000s)	Value (000s)
UBS AG
7/11/14	0.28% (c)	$ 225,000	$ 225,000
			12,856,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $13,888,000)			13,888,000
Financial Company Commercial Paper - 8.3%

Barclays U.S. Funding Corp.
6/25/14	0.23	142,000	141,923
BNP Paribas Finance, Inc.
6/24/14	0.25	132,000	131,923
General Electric Capital Corp.
4/30/14 to 5/5/14	0.22	179,000	178,967
JPMorgan Securities LLC
5/23/14	0.30	300,000	299,870
9/3/14	0.27	148,000	147,828
Mitsubishi UFJ Trust & Banking Corp.
5/20/14	0.24	26,000	25,992
Oversea-Chinese Banking Corp. Ltd.
4/8/14 to 6/11/14	0.19	190,000	189,944
Skandinaviska Enskilda Banken AB
8/1/14 to 8/15/14	0.24	634,000	633,469
Svenska Handelsbanken, Inc.
9/22/14 to 9/25/14	0.22	613,000	612,341
Toronto Dominion Holdings (U.S.A.)
5/7/14 to 10/3/14	0.14 to 0.25	317,000	316,783
Toyota Motor Credit Corp.
9/11/14	0.21 (c)	188,000	188,000
United Overseas Bank Ltd.
6/5/14 to 8/18/14	0.19 to 0.23	325,500	325,326
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $3,192,366)			3,192,366
Asset Backed Commercial Paper - 0.2%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
4/22/14 (Cost $61,994)	0.17	62,000	61,994
Other Commercial Paper - 0.6%

BPCE SA
5/14/14 (Cost $228,932)	0.25	229,000	228,932
Treasury Debt - 19.9%

U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Notes
4/15/14	0.09	723,327	724,992
Treasury Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bills
4/24/14 to 3/5/15	0.10 to 0.13%	$ 2,097,950	$ 2,097,377
U.S. Treasury Notes
4/15/14 to 3/15/15	0.08 to 0.17	4,794,810	4,812,371
			6,909,748
TOTAL TREASURY DEBT (Cost $7,634,740)			7,634,740
Other Note - 1.1%

Medium-Term Notes - 1.1%
Svenska Handelsbanken AB
9/15/14 to 9/26/14 (Cost $432,000)	0.27 to 0.28 (b)(c)	432,000	432,000
Variable Rate Demand Note - 0.4%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/14	0.15 (c)	37,000	37,000
District Of Columbia - 0.1%
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, LOC JPMorgan Chase Bank, VRDN
4/7/14	0.06 (c)	34,800	34,800
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/14	0.15 (c)	25,155	25,155
Illinois - 0.0%
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
4/7/14	0.06 (c)	25,000	25,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
4/7/14	0.09 (c)(d)	25,000	25,000
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
4/7/14	0.09 (c)(d)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $166,955)			166,955
Government Agency Debt - 4.2%

Federal Agencies - 4.2%
Fannie Mae
9/11/14 to 10/21/15	0.14 to 0.15 (c)	514,000	513,933

	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
10/30/14 to 9/14/15	0.13 to 0.25% (c)	$ 332,000	$ 331,955
Freddie Mac
6/26/15 to 7/17/15	0.14 to 0.15 (c)	751,000	750,904
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,596,792)			1,596,792
Other Instrument - 1.8%

Time Deposits - 1.8%
Australia & New Zealand Banking Group Ltd.
4/1/14	0.11	81,000	81,000
Credit Agricole CIB
4/1/14	0.07	291,000	291,000
Svenska Handelsbanken AB
4/1/14	0.07	313,000	313,000
TOTAL OTHER INSTRUMENT (Cost $685,000)			685,000
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $202,582)	201,100	202,582
Government Agency Repurchase Agreement - 7.8%
	Maturity Amount (000s)
In a joint trading account at:
0.07% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) #	$ 827,574	827,572
0.09% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) #	2,160,566	2,160,561
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,988,133)		2,988,133
Treasury Repurchase Agreement - 9.8%

With Federal Reserve Bank of New York at 0.05%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations valued at $3,783,005,292, 3.75%, 8/15/41) (Cost $3,783,000)	3,783,005	3,783,000
Other Repurchase Agreement - 6.1%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 6.1%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 3/25/14 due 4/1/14 (Collateralized by U.S. Government Obligations valued at $26,781,570, 2.1% - 3.8%, 5/16/45 - 10/16/47)	$ 26,001	$ 26,000
0.23%, dated 3/27/14 due 4/3/14 (Collateralized by Equity Securities valued at $119,887,546)	111,005	111,000
0.63%, dated 3/14/14 due 6/12/14 (Collateralized by Corporate Obligations valued at $431,422,348, 0% - 20.01%, 7/15/19 - 12/25/59)	401,632	401,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Mortgage Loan Obligations valued at $74,705,554, 0% - 54.38%, 12/25/27 - 9/16/53)	70,245	70,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $14,892,493, 0.31% - 6.68%, 5/25/35 - 9/16/53)	14,049	14,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $40,004,788, 0% - 8.06%, 6/15/25 - 9/16/53)	37,132	37,000
10/22/13 due 4/21/14 (Collateralized by Corporate Obligations valued at $42,090,913, 0.29% - 7.07%, 12/15/20 - 2/15/51)	39,139	39,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $39,849,406, 0.29% - 8.39%, 11/15/19 - 9/16/53)	37,131	37,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $120,797,285, 0% - 7.96%, 6/15/20 - 9/16/53)	112,393	112,000
12/6/13 due 6/4/14 (Collateralized by Mortgage Loan Obligations valued at $82,261,102, 0% - 54.38%, 8/25/21 - 9/16/53)	76,270	76,000

	Maturity Amount (000s)	Value (000s)
1/6/14 due 7/3/14 (Collateralized by Mortgage Loan Obligations valued at $36,744,885, 0.31% - 7.94%, 12/15/30 - 9/16/53)	$ 34,119	$ 34,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 3/12/14 due 6/30/14 (Collateralized by Equity Securities valued at $180,483,913)	166,337	166,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $89,328,578)	82,217	82,000
0.59%, dated:
12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $82,761,817, 0% - 6%, 5/15/14 - 5/1/27)	76,149	76,000
2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $82,672,151, 0% - 4.25%, 4/15/15 - 11/15/29)	76,148	76,000
0.61%, dated 2/12/14 due 6/30/14 (Collateralized by Corporate Obligations valued at $76,149,971, 0% - 5.5%, 7/15/16 - 3/1/31)	70,249	70,000
0.62%, dated 2/19/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $43,509,483, 0%, 3/1/21)	40,105	40,000
J.P. Morgan Securities, Inc. at:
0.14%, dated 3/31/14 due 4/1/14 (Collateralized by Commercial Paper Obligations valued at $29,871,667, 0% - 0.15%, 4/4/14 - 9/4/14)	29,000	29,000
0.2%, dated 3/26/14 due 4/2/14 (Collateralized by U.S. Government Obligations valued at $76,222,689, 5.15% - 14.54%, 6/25/29 - 7/25/43)	74,003	74,000
0.59%, dated 2/5/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $29,429,336, 0.01% - 5.8%, 4/1/15 - 4/11/43)	28,096	28,000
0.61%, dated:
2/5/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $143,771,742, 0.27% - 4.85%, 4/25/35 - 7/25/47)	133,471	133,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
3/5/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $50,782,589, 5.39% - 6%, 10/25/35 - 8/12/48)	$ 47,178	$ 47,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $177,178,647, 0.27% - 5.64%, 3/25/35 - 6/25/47)	164,333	164,000
0.62%, dated:
11/13/13 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $81,194,283, 0.15% - 6.25%, 8/25/34 - 3/12/51)	75,350	75,000
1/14/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $182,760,061, 0.23% - 8.07%, 7/15/19 - 8/12/48)	169,710	169,000
RBC Capital Markets Co. at:
0.22%, dated 3/28/14 due 4/4/14 (Collateralized by U.S. Government Obligations valued at $30,887,496, 0% - 13.48%, 10/15/20 - 4/25/44)	30,001	30,000
0.29%, dated 3/24/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $51,461,963, 0% - 20.27%, 5/15/21 - 11/20/43)	50,037	50,000
0.4%, dated:
3/25/14 due 4/7/14:
(Collateralized by Corporate Obligations valued at $16,201,260, 3.75% - 12.25%, 12/15/15 - 10/23/43)	15,002	15,000

	Maturity Amount (000s)	Value (000s)
(Collateralized by Mortgage Loan Obligations valued at $16,081,160, 0.38% - 6.28%, 3/25/20 - 12/12/49)	$ 15,002	$ 15,000
3/28/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $32,401,441, 6.75% - 10.25%, 3/1/19 - 3/15/21)	30,005	30,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,326,000)		2,326,000
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $37,186,494)	37,186,494
NET OTHER ASSETS (LIABILITIES) - 3.1%	1,184,887
NET ASSETS - 100%	$ 38,371,381
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,000,000 or 1.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$827,572,000 due 4/01/14 at 0.07%
BNP Paribas Securities Corp.	$ 53,570
ING Financial Markets LLC	179,094
Merrill Lynch, Pierce, Fenner & Smith, Inc.	77,328
Societe Generale	179,094
Wells Fargo Securities LLC	338,486
$ 827,572
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,160,561,000 due 4/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 72,661
Bank of America NA	1,383,035
Citibank NA	412,846
Deutsche Bank Securities, Inc.	46,239
HSBC Securities (USA), Inc.	137,615
J.P. Morgan Securities, Inc.	46,239
Merrill Lynch, Pierce, Fenner & Smith, Inc.	34,403
Morgan Stanley & Co., Inc.	27,523
$ 2,160,561
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $9,097,133) - See accompanying schedule: Unaffiliated issuers (cost $37,186,494)		$ 37,186,494
Cash		93
Receivable for investments sold		1,147,105
Receivable for fund shares sold		6,838
Interest receivable		36,665
Prepaid expenses		42
Receivable from investment adviser for expense reductions		882
Other receivables		300
Total assets		38,378,419

Liabilities
Payable for fund shares redeemed	$ 345
Distributions payable	473
Accrued management fee	4,487
Transfer agent fee payable	1,105
Other affiliated payables	141
Other payables and accrued expenses	487
Total liabilities		7,038

Net Assets		$ 38,371,381
Net Assets consist of:
Paid in capital		$ 38,371,090
Accumulated undistributed net realized gain (loss) on investments		291
Net Assets		$ 38,371,381

Class I: Net Asset Value, offering price and redemption price per share ($7,816,391 ÷ 7,814,119 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($419,281 ÷ 419,130 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,966,690 ÷ 1,966,391 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($100,315 ÷ 100,286 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,172,862 ÷ 1,172,522 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,895,842 ÷ 26,887,775 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2014

Investment Income
Interest		$ 87,341

Expenses
Management fee	$ 60,143
Transfer agent fees	16,768
Distribution and service plan fees	7,318
Accounting fees and expenses	1,776
Custodian fees and expenses	437
Independent trustees' compensation	167
Registration fees	170
Audit	57
Legal	113
Miscellaneous	283
Total expenses before reductions	87,232
Expense reductions	(20,868)	66,364
Net investment income (loss)		20,977
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		561
Net increase in net assets resulting from operations		$ 21,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,977	$ 66,364
Net realized gain (loss)	561	1,312
Net increase in net assets resulting from operations	21,538	67,676
Distributions to shareholders from net investment income	(20,979)	(66,369)
Share transactions - net increase (decrease)	(6,678,780)	(8,176,731)
Total increase (decrease) in net assets	(6,678,221)	(8,175,424)

Net Assets
Beginning of period	45,049,602	53,225,026
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $5, respectively)	$ 38,371,381	$ 45,049,602

Financial Highlights - Class I

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.001	.002	.003
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.001	.001	.002	.003
Distributions from net investment income	- C	(.001)	(.001)	(.002)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.09%	.10%	.19%	.33%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.22%
Expenses net of fee waivers, if any	.19%	.20%	.20%	.20%	.21%
Expenses net of all reductions	.19%	.20%	.20%	.20%	.21%
Net investment income (loss)	.02%	.09%	.10%	.19%	.29%
Supplemental Data
Net assets, end of period (in millions)	$ 7,816	$ 10,332	$ 15,149	$ 21,761	$ 30,823

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.002
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.002
Distributions from net investment income	- C	- C	- C	- C	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.04%	.19%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.19%	.28%	.29%	.35%	.35%
Expenses net of all reductions	.19%	.28%	.29%	.35%	.35%
Net investment income (loss)	.01%	.01%	.01%	.04%	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 419	$ 487	$ 828	$ 776	$ 959

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.001
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.001
Distributions from net investment income	- C	- C	- C	- C	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.13%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.19%	.28%	.29%	.38%	.42%
Expenses net of all reductions	.19%	.28%	.29%	.38%	.42%
Net investment income (loss)	.01%	.01%	.01%	.01%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 1,967	$ 1,790	$ 1,543	$ 2,732	$ 2,851

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.04%
Ratios to Average Net Assets C
Expenses before reductions	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.18%	.29%	.29%	.38%	.49%
Expenses net of all reductions	.18%	.29%	.29%	.38%	.49%
Net investment income (loss)	.02%	-% B	.01%	.01%	-% B
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 37	$ 65	$ 190	$ 272

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	.001	.001	.003
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	.001	.001	.003
Distributions from net investment income	- C	- C	(.001)	(.001)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.05%	.05%	.14%	.28%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.19%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.19%	.25%	.25%	.25%	.26%
Net investment income (loss)	.01%	.05%	.05%	.14%	.24%
Supplemental Data
Net assets, end of period (in millions)	$ 1,173	$ 1,724	$ 1,207	$ 1,272	$ 752

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.003	.004
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.002	.002	.003	.004
Distributions from net investment income	(.001)	(.002)	(.002)	(.003)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.06%	.15%	.16%	.25%	.39%
Ratios to Average Net Assets B
Expenses before reductions	.18%	.18%	.18%	.18%	.19%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.15%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.15%
Net investment income (loss)	.06%	.15%	.16%	.25%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 26,896	$ 30,681	$ 34,433	$ 44,113	$ 37,092

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/14	% of fund's investments 9/30/13	% of fund's investments 3/31/13
1 - 7	26.1	33.9	33.7
8 - 30	18.2	18.9	27.1
31 - 60	17.6	13.8	11.7
61 - 90	12.1	16.6	11.3
91 - 180	21.0	12.2	11.1
> 180	5.0	4.6	5.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/14	9/30/13	3/31/13
Money Market Portfolio	57 Days	51 Days	47 Days
All Taxable Money Market Funds Average*	46 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/14	9/30/13	3/31/13
Money Market Portfolio	80 Days	85 Days	74 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Certificates of Deposit 49.9%	Certificates of Deposit 43.6%
Commercial Paper 9.0%	Commercial Paper 13.2%
Variable Rate Demand Notes (VRDNs) 0.1%	Variable Rate Demand Notes (VRDNs) 0.2%
Other Notes 0.9%	Other Notes 2.8%
Treasury Debt 9.8%	Treasury Debt 7.1%
Government Agency Debt 3.5%	Government Agency Debt 5.8%
Other Municipal Debt 0.5%	Other Municipal Debt 0.5%
Other Instruments 1.8%	Other Instruments 3.2%
Repurchase Agreements 23.6%	Repurchase Agreements 23.8%
Net Other Assets (Liabilities) 0.9%	Net Other Assets (Liabilities)** (0.2)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in pie chart.

Annual Report

Current and Historical Seven-Day Yields
	3/31/14	12/31/13	9/30/13	6/30/13	3/31/13

Class I	0.05%	0.03%	0.04%	0.08%	0.10%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.03%	0.05%

Class F	0.09%	0.07%	0.08%	0.12%	0.14%

Institutional Class	0.09%	0.07%	0.08%	0.12%	0.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2014, the most recent period shown in the table, would have been 0.02% for Class I, -0.14% for Class II, -0.23% for Class III, -0.03% for Select Class, 0.08% for Class F and 0.05% for Institutional Class.

Annual Report

Money Market Portfolio

Investments March 31, 2014

Showing Percentage of Net Assets

Certificate of Deposit - 49.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.1%
Citibank NA
5/16/14 to 8/12/14	0.21 to 0.24%	$ 2,594,000	$ 2,594,000
Wells Fargo Bank NA
5/6/14	0.20	166,000	166,000
			2,760,000
London Branch, Eurodollar, Foreign Banks - 2.8%
BNP Paribas SA
6/13/14	0.25	51,000	51,000
Credit Agricole SA
6/2/14	0.26	258,000	258,000
ING Bank NV
4/4/14	0.20	722,000	722,000
Mizuho Corporate Bank Ltd.
5/6/14	0.25	128,000	128,001
National Australia Bank Ltd.
4/8/14 to 6/30/14	0.18 to 0.20 (c)	741,000	741,000
			1,900,001
New York Branch, Yankee Dollar, Foreign Banks - 43.0%
Bank of Montreal Chicago CD Program
4/1/14 to 12/12/14	0.08 to 0.21 (c)	2,574,000	2,574,000
Bank of Nova Scotia
7/7/14 to 3/31/15	0.20 to 0.30 (c)	2,234,000	2,234,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/10/14 to 5/30/14	0.25	3,404,000	3,404,000
BNP Paribas New York Branch
4/10/14 to 8/7/14	0.25 to 0.27	1,539,000	1,539,000
Canadian Imperial Bank of Commerce
8/29/14 to 12/12/14	0.25 to 0.28 (c)	1,207,000	1,207,000
Credit Agricole CIB
6/3/14 to 7/2/14	0.26	1,256,000	1,256,000
Credit Suisse AG
6/6/14 to 9/8/14	0.30 to 0.31 (c)	1,679,000	1,679,000
Deutsche Bank
5/29/14	0.23	1,175,000	1,175,000
Mizuho Corporate Bank Ltd.
4/17/14 to 7/15/14	0.25	2,222,000	2,222,000
Natexis Banques Populaires New York Branch
5/2/14 to 6/5/14	0.23 to 0.26	2,714,000	2,714,000
Nordea Bank AB
4/14/14	0.20	671,000	671,000
Royal Bank of Canada
4/7/14 to 6/3/14	0.16 to 0.24 (c)	507,000	507,000
Societe Generale
5/5/14	0.25 (c)	1,006,000	1,006,000
Sumitomo Mitsui Banking Corp.
4/24/14 to 9/15/14	0.22 to 0.32 (c)	3,396,000	3,396,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Mitsui Trust Banking Ltd.
5/5/14 to 7/23/14	0.26 to 0.27%	$ 1,421,000	$ 1,421,000
Svenska Handelsbanken, Inc.
9/25/14	0.22	55,000	55,001
Toronto-Dominion Bank
4/8/14 to 10/10/14	0.14 to 0.25	1,457,000	1,457,000
UBS AG
7/11/14	0.28 (c)	385,000	385,000
			28,902,001
TOTAL CERTIFICATE OF DEPOSIT (Cost $33,562,002)			33,562,002
Financial Company Commercial Paper - 8.5%

Barclays U.S. Funding Corp.
6/9/14 to 6/25/14	0.20 to 0.23	695,000	694,694
BNP Paribas Finance, Inc.
4/4/14 to 8/1/14	0.25 to 0.27	1,109,000	1,108,427
Credit Suisse AG
4/1/14 to 4/7/14	0.28	372,000	371,994
General Electric Capital Corp.
4/30/14 to 5/5/14	0.22	300,000	299,944
JPMorgan Securities LLC
5/23/14	0.30	700,000	699,697
9/3/14	0.27	266,000	265,691
PNC Bank NA
5/21/14	0.27	119,000	119,000
Skandinaviska Enskilda Banken AB
7/31/14 to 8/18/14	0.24	1,259,000	1,257,938
Svenska Handelsbanken, Inc.
9/22/14 to 9/25/14	0.22	938,000	936,992
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $5,754,377)			5,754,377
Other Commercial Paper - 0.5%

BPCE SA
5/14/14	0.25	170,000	169,949
The Coca-Cola Co.
5/1/14 to 5/2/14	0.19 to 0.19	142,000	141,977
TOTAL OTHER COMMERCIAL PAPER (Cost $311,926)			311,926
Treasury Debt - 9.8%

U.S. Treasury Obligations - 9.8%
U.S. Treasury Bills
4/24/14 to 10/16/14	0.10 to 0.16	2,924,650	2,923,884
Treasury Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes
4/15/14 to 11/15/14	0.08 to 0.18%	$ 3,614,800	$ 3,638,960
TOTAL TREASURY DEBT (Cost $6,562,844)			6,562,844
Other Note - 0.9%

Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
9/15/14 to 9/26/14 (Cost $618,000)	0.27 to 0.28 (b)(c)	618,000	618,000
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/14 (Cost $67,000)	0.15 (c)	67,000	67,000
Government Agency Debt - 3.5%

Federal Agencies - 3.5%
Fannie Mae
9/11/14	0.14 (c)	422,000	421,963
Federal Home Loan Bank
10/30/14 to 9/14/15	0.13 to 0.25 (c)	1,300,740	1,300,619
Freddie Mac
7/16/15 to 7/17/15	0.15 (c)	638,000	637,917
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,360,499)			2,360,499
Other Instrument - 1.8%

Time Deposits - 1.8%
Australia & New Zealand Banking Group Ltd.
4/1/14	0.11	140,000	140,000
Credit Agricole CIB
4/1/14	0.07	518,000	518,000
Svenska Handelsbanken AB
4/1/14	0.07	537,000	537,000
TOTAL OTHER INSTRUMENT (Cost $1,195,000)			1,195,000
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $318,631)	316,300	318,631
Government Agency Repurchase Agreement - 4.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.07% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) #	$ 157,508	$ 157,508
0.09% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) #	2,757,240	2,757,233
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,914,741)		2,914,741
Treasury Repurchase Agreement - 10.0%

With Federal Reserve Bank of New York at 0.05%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations valued at $6,731,009,384, 2.25% - 2.63%, 4/30/18 - 7/31/18) (Cost $6,731,000)	6,731,009	6,731,000
Other Repurchase Agreement - 9.3%

Other Repurchase Agreement - 9.3%
With:
BNP Paribas Securities Corp. at:
0.28%, dated 3/14/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $86,112,054, 0.88% - 7.88%, 4/30/14 - 9/15/43)	82,038	82,000
0.29%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations valued at $306,077,729, 3% - 4%, 3/1/26 - 3/20/44)	300,002	300,000
0.45%, dated 3/12/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $17,266,973, 6.75% - 8%, 9/15/15 - 1/15/30)	16,012	16,000
Citigroup Global Markets, Inc. at:
0.24%, dated 3/31/14 due 4/1/14 (Collateralized by Equity Securities valued at $54,000,370)	50,000	50,000
0.29%, dated 3/31/14 due 4/7/14 (Collateralized by Equity Securities valued at $76,680,671)	71,004	71,000
0.44%, dated 3/31/14 due 4/1/14 (Collateralized by Corporate Obligations valued at $106,921,307, 1% - 5.25%, 4/15/14 - 2/1/33)	99,001	99,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Citigroup Global Markets, Inc. at: - continued
0.82%, dated:
1/16/14 due 4/16/14 (Collateralized by Corporate Obligations valued at $103,857,120, 0.13% - 6%, 7/1/17 - 1/1/21)	$ 96,197	$ 96,000
2/24/14 due 5/27/14 (Collateralized by Corporate Obligations valued at $35,669,225, 1.5% - 5.5%, 11/15/16 - 3/1/31)	33,069	33,000
0.98%, dated 2/20/14 due 7/7/14 (Mortgage Loan Obligations valued at $175,150,512, 0.26% - 12.5%, 4/6/15 - 2/28/52)	162,794	162,000
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 3/25/14 due 4/1/14 (Collateralized by U.S. Government Obligations valued at $47,385,463, 0.17% - 3.95%, 12/16/39 - 1/16/53)	46,002	46,000
0.23%, dated 3/27/14 due 4/3/14 (Collateralized by Equity Securities valued at $206,292,373)	191,009	191,000
0.34%, dated 3/31/14 due 4/1/14 (Collateralized by Corporate Obligations valued at $93,963,594, 5.5% - 15%, 9/15/14 - 1/15/33)	87,001	87,000
0.63%, dated 3/14/14 due 6/12/14 (Collateralized by Corporate Obligations valued at $29,090,206, 0.3% - 6.82%, 2/25/34 - 3/12/51)	27,043	27,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $137,942,938, 0.05% - 7.96%, 1/15/17 - 12/25/59)	128,448	128,000
1/21/14 due 7/21/14 (Collateralized by Mortgage Loan Obligations valued at $27,699,193, 0.25% - 7.00%, 11/15/19 - 12/25/59)	26,092	26,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Mortgage Loan Obligations valued at $66,813,394, 0.26% - 7.70%, 5/15/27 - 9/16/53)	62,221	62,000

	Maturity Amount (000s)	Value (000s)
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $66,574,733, 0.32% - 20.01%, 8/25/35 - 10/25/47)	$ 62,221	$ 62,000
11/4/13 due 5/2/14 (Collateralized by Mortgage Loan Obligations valued at $68,227,071, 0.15% - 6.49%, 6/15/25 - 9/16/53)	63,222	63,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $203,229,905, 0.25% - 36.27%, 11/15/19 - 9/16/53)	189,663	189,000
12/6/13 due 6/4/14 (Collateralized by Mortgage Loan Obligations valued at $139,044,230, 0.28% - 54.38%, 11/15/19 - 12/25/59)	129,458	129,000
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $70,172,972, 0.26% - 7.22%, 8/25/21 - 9/16/53)	65,228	65,000
HSBC Securities, Inc. at 0.19%, dated 3/31/14 due 4/1/14 (Collateralized by Corporate Obligations valued at $210,003,905, 1.2% - 9.25%, 6/15/14 - 3/15/44)	200,001	200,000
ING Financial Markets LLC at 0.29%, dated 3/13/14 due 4/7/14 (Collateralized by Equity Securities valued at $35,645,629)	33,009	33,000
J.P. Morgan Clearing Corp. at:
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $149,244,180)	137,363	137,000
0.59%, dated:
12/9/13 due 4/8/14 (Collateralized by Equity Securities valued at $140,477,183)	129,254	129,000
2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $145,762,854, 1.75% - 5%, 3/15/15 - 11/15/40)	134,261	134,000
0.61%, dated 2/12/14 due 6/30/14 (Collateralized by Corporate Obligations valued at $138,156,310, 1.75% - 5%, 4/15/14 - 1/31/18)	127,452	127,000
0.62%, dated 2/19/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $209,930,750, 1.75% - 5.38%, 5/15/15 - 5/1/32)	193,505	193,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.2%, dated 3/26/14 due 4/2/14 (Collateralized by U.S. Government Obligations valued at $130,814,248, 0.02% - 41.96%, 11/25/23 - 3/25/44)	$ 127,005	$ 127,000
0.59%, dated 2/5/14 due 6/30/14 (Collateralized by Commercial Paper Obligations valued at $53,610,998, 0.05% - 0.18%, 4/1/14 - 9/12/14)	52,178	52,000
0.61%, dated:
2/5/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $265,923,199, 2.24% - 50%, 5/25/35 - 12/10/49)	246,871	246,000
3/5/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $95,082,797, 0.33% - 0.38%, 10/25/36 - 9/25/46)	88,333	88,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $141,526,072, 0.27% - 5.43%, 3/25/35 - 12/25/46)	131,266	131,000
0.62%, dated:
11/13/13 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $138,568,881, 0.31% - 1.9%, 3/25/35 - 2/25/47)	128,597	128,000
1/14/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $334,156,829, 0.18% - 38.85%, 8/25/20 - 2/10/51)	310,298	309,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 3/28/14 due 4/4/14 (Collateralized by U.S. Government Obligations valued at $332,698,133, 0.5% - 9.5%, 10/15/20 - 4/25/44)	323,014	323,000
0.54%, dated 3/31/14 due 4/1/14 (Collateralized by Corporate Obligations valued at $79,980,840, 0.22% - 6%, 11/15/14 - 2/12/51)	76,001	76,000
0.73%, dated:
2/28/14 due 4/29/14 (Collateralized by Corporate Obligations valued at $155,291,327, 0% - 6%, 5/15/14 - 12/15/43)	144,175	144,000

	Maturity Amount (000s)	Value (000s)
3/7/14 due 5/6/14 (Collateralized by Corporate Obligations valued at $188,017,106, 0.25% - 4.25%, 11/15/14 - 8/15/17)	$ 174,212	$ 174,000
3/13/14 due 5/12/14 (Collateralized by Corporate Obligations valued at $229,890,430, 0.25% - 5.25%, 4/15/15 - 11/15/40)	213,259	213,000
0.85%, dated 3/4/14 due 4/1/14 (Collateralized by Mortgage Loan Obligations valued at $231,209,910, 0.24% - 38.07%, 5/25/14 - 11/6/69)	214,141	214,000
RBC Capital Markets Co. at:
0.22%, dated 3/28/14 due 4/4/14 (Collateralized by U.S. Government Obligations valued at $51,439,211, 2.5% - 9.57%, 7/1/26 - 1/20/44)	50,002	50,000
0.29%, dated 3/24/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $92,670,827, 2.29% - 20.27%, 7/25/22 - 2/20/44)	90,066	90,000
0.4%, dated:
3/25/14 due 4/7/14:
(Collateralized by Corporate Obligations valued at $27,002,100, 3.5% - 12.75%, 12/15/15 - 10/23/43)	25,004	25,000
(Collateralized by Mortgage Loan Obligations valued at $26,898,782, 0.22% - 7.5%, 2/25/16 - 12/12/49)	25,004	25,000
3/28/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $54,002,401, 5.5% - 12.5%, 8/15/17 - 5/1/31)	50,008	50,000
SG Americas Securities, LLC at:
0.25%, dated 3/28/14 due 4/4/14 (Collateralized by Equity Securities valued at $139,323,907)	129,006	129,000
0.26%, dated:
3/25/14 due 4/1/14 (Collateralized by Equity Securities valued at $174,968,872)	162,008	162,000
3/26/14 due 4/2/14 (Collateralized by Corporate Obligations valued at $85,053,686, 1.34% - 9.25%, 4/1/15 - 4/8/68)	81,004	81,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at: - continued
0.26%, dated:
3/27/14 due 4/3/14 (Collateralized by Equity Securities valued at $175,152,084)	$ 162,008	$ 162,000
0.35%, dated 3/26/14 due 4/2/14 (Collateralized by Corporate Obligations valued at $136,278,632, 1.13% - 11.38%, 6/24/15 - 10/1/77)	129,009	129,000
UBS Securities LLC at 0.44%, dated:
1/8/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $142,706,402, 0.75% - 12.63%, 5/15/14 - 9/1/42)	132,145	132,000
1/15/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $88,643,082, 0.75% - 12.63%, 5/1/17 - 7/15/43)	82,090	82,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $6,279,000)		6,279,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $66,675,020)		66,675,020
NET OTHER ASSETS (LIABILITIES) - 0.9%		629,737
NET ASSETS - 100%		$ 67,304,757
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$157,508,000 due 4/01/14 at 0.07%
BNP Paribas Securities Corp.	$ 10,196
ING Financial Markets LLC	34,086
Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,717
Societe Generale	34,086
Wells Fargo Securities LLC	64,423
$ 157,508
$2,757,233,000 due 4/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 92,727
Bank of America NA	1,764,982
Citibank NA	526,860
Deutsche Bank Securities, Inc.	59,008
HSBC Securities (USA), Inc.	175,620
J.P. Morgan Securities, Inc.	59,008
Merrill Lynch, Pierce, Fenner & Smith, Inc.	43,904
Morgan Stanley & Co., Inc.	35,124
$ 2,757,233
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $15,924,741) - See accompanying schedule: Unaffiliated issuers (cost $66,675,020)		$ 66,675,020
Cash		135
Receivable for investments sold		783,289
Receivable for fund shares sold		103,902
Interest receivable		40,455
Prepaid expenses		78
Receivable from investment adviser for expense reductions		1,802
Other receivables		792
Total assets		67,605,473

Liabilities
Payable for fund shares redeemed	$ 287,928
Distributions payable	1,039
Accrued management fee	8,033
Distribution and service plan fees payable	65
Other affiliated payables	2,503
Other payables and accrued expenses	1,148
Total liabilities		300,716

Net Assets		$ 67,304,757
Net Assets consist of:
Paid in capital		$ 67,304,375
Accumulated undistributed net realized gain (loss) on investments		382
Net Assets		$ 67,304,757

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) March 31, 2014

Class I: Net Asset Value, offering price and redemption price per share ($22,711,523 ÷ 22,705,033 shares)	$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($150,233 ÷ 150,205 shares)	$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,834,032 ÷ 1,834,592 shares)	$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($330,829 ÷ 330,748 shares)	$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($2,134,803 ÷ 2,134,788 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,143,337 ÷ 40,131,203 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2014

Investment Income
Interest		$ 164,976

Expenses
Management fee	$ 97,272
Transfer agent fees	28,491
Distribution and service plan fees	6,113
Accounting fees and expenses	2,280
Custodian fees and expenses	902
Independent trustees' compensation	266
Registration fees	466
Audit	53
Legal	167
Miscellaneous	385
Total expenses before reductions	136,395
Expense reductions	(26,923)	109,472
Net investment income (loss)		55,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,000
Net increase in net assets resulting from operations		$ 56,504

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,504	$ 114,721
Net realized gain (loss)	1,000	690
Net increase in net assets resulting from operations	56,504	115,411
Distributions to shareholders from net investment income	(55,503)	(114,722)
Share transactions - net increase (decrease)	179,766	5,900,248
Total increase (decrease) in net assets	180,767	5,900,937

Net Assets
Beginning of period	67,123,990	61,223,053
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $4, respectively)	$ 67,304,757	$ 67,123,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class I

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.002	.005
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.002	.002	.002	.005
Distributions from net investment income	(.001)	(.002)	(.002)	(.002)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.06%	.16%	.17%	.23%	.47%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.21%	.21%	.21%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.19%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.19%
Net investment income (loss)	.06%	.16%	.16%	.23%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 22,712	$ 24,416	$ 24,209	$ 31,063	$ 34,386

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class II

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	.001	.003
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	.001	.003
Distributions from net investment income	- C	- C	- C	(.001)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	.03%	.08%	.31%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.23%	.32%	.32%	.33%	.34%
Expenses net of all reductions	.23%	.32%	.32%	.33%	.34%
Net investment income (loss)	.01%	.02%	.03%	.08%	.30%
Supplemental Data
Net assets, end of period (in millions)	$ 150	$ 165	$ 207	$ 420	$ 835

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class III

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.002
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.002
Distributions from net investment income	- C	- C	- C	- C	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.22%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.46%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.23%	.33%	.33%	.40%	.44%
Expenses net of all reductions	.23%	.33%	.33%	.40%	.44%
Net investment income (loss)	.01%	.01%	.01%	.01%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,834	$ 2,086	$ 2,398	$ 3,524	$ 3,766

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	.001	.001	.002	.004
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.001	.001	.002	.004
Distributions from net investment income	- C	(.001)	(.001)	(.002)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.11%	.11%	.18%	.42%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.26%	.26%	.26%	.27%
Expenses net of fee waivers, if any	.22%	.23%	.23%	.23%	.24%
Expenses net of all reductions	.22%	.23%	.23%	.23%	.24%
Net investment income (loss)	.02%	.11%	.11%	.18%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 389	$ 577	$ 2,161	$ 622

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended March 31,	2014	2013	2012	2011	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.003	.003
Net realized and unrealized gain (loss) F	-	-	-	-	-
Total from investment operations	.001	.002	.002	.003	.003
Distributions from net investment income	(.001)	(.002)	(.002)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.10%	.20%	.21%	.27%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15%	.15%	.15%	.15%	.16% A
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.15% A
Expenses net of all reductions	.14%	.14%	.14%	.14%	.15% A
Net investment income (loss)	.10%	.20%	.20%	.27%	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,135	$ 2,244	$ 1,547	$ 822	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.003	.005
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.002	.002	.003	.005
Distributions from net investment income	(.001)	(.002)	(.002)	(.003)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.10%	.20%	.21%	.27%	.51%
Ratios to Average Net Assets B
Expenses before reductions	.18%	.18%	.18%	.18%	.19%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.15%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.15%
Net investment income (loss)	.10%	.20%	.20%	.27%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 40,143	$ 37,824	$ 32,286	$ 28,790	$ 24,674

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 3/31/14	% of fund's investments 9/30/13	% of fund's investments 3/31/13
1 - 7	67.5	66.6	70.6
8 - 30	3.6	4.0	2.0
31 - 60	8.8	3.5	10.1
61 - 90	7.0	5.5	6.6
91 - 180	10.2	6.5	8.6
> 180	2.9	13.9	2.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	3/31/14	9/30/13	3/31/13
Tax-Exempt Portfolio	32 Days	57 Days	31 Days
All Tax-Free Money Market Funds Average*	31 Days	42 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	3/31/14	9/30/13	3/31/13
Tax-Exempt Portfolio	32 Days	58 Days	31 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Variable Rate Demand Notes (VRDNs) 60.4%	Variable Rate Demand Notes (VRDNs) 49.9%
Other Municipal Debt 36.4%	Other Municipal Debt 35.3%
Investment Companies 2.9%	Investment Companies 9.6%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities) 5.2%

Current and Historical Seven-Day Yields
	3/31/14	12/31/13	9/30/13	6/30/13	3/31/13

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2014, the most recent period shown in the table, would have been -0.12% for Class I, -0.27% for Class II, -0.37% for Class III and -0.17% for Select Class.

* Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.4%
	Principal Amount (000s)	Value (000s)
Alabama - 2.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.07% 4/1/14, VRDN (c)	$ 3,800	$ 3,800
Series 1995 C, 0.09% 4/1/14, VRDN (c)	4,700	4,700
Series 1995 D, 0.09% 4/1/14, VRDN (c)	2,180	2,180
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.07% 4/1/14, VRDN (c)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.1% 4/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.09% 4/2/14, VRDN (c)	1,400	1,400
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,855	15,855
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.07% 4/1/14, VRDN (c)	5,300	5,300
		49,785
Arizona - 1.0%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 0.08% 4/7/14, LOC Bank of America NA, VRDN (c)	2,400	2,400
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2008 B, 0.06% 4/7/14, LOC PNC Bank NA, VRDN (c)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.1% 4/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,400	1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,100	1,100
Series Putters 3307, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600

	Principal Amount (000s)	Value (000s)
Series ROC II R 11980 X, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 3,030	$ 3,030
Series WF 09 40C, 0.1% 4/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,300	2,300
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.08% 4/7/14, LOC Fannie Mae, VRDN (c)	2,250	2,250
		22,780
Arkansas - 0.3%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.08% 4/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	6,000	6,000
California - 1.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series DB 373, 0.11% 4/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	420	420
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 4/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	8,500	8,500
Series RBC O 4, 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,500	2,500
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.11% 4/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,980	4,980
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.07% 4/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,495	5,495
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.08% 4/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,500	7,500
		29,395
Colorado - 1.3%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,000	16,000
Series EGL 07 0040, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	11,700	11,700
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.07% 4/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,800	1,800
		30,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3363, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,315	$ 2,315
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.08% 4/7/14, LOC Freddie Mac, VRDN (c)	3,525	3,525
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.12% 4/7/14, LOC Bank of America NA, VRDN (c)	1,565	1,565
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.06% 4/7/14, LOC PNC Bank NA, VRDN (c)	1,920	1,920
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
		15,565
Florida - 2.8%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	20,225	20,225
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,500	2,500
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.08% 4/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,625	5,625
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.06% 4/7/14, LOC Fannie Mae, VRDN (c)	1,700	1,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.07% 4/7/14, LOC Northern Trust Co., VRDN (c)	2,400	2,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 4/7/14, LOC Bank of America NA, VRDN (c)	2,600	2,600
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.06% 4/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,600	8,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.07% 4/7/14, LOC Northern Trust Co., VRDN (c)	1,000	1,000

	Principal Amount (000s)	Value (000s)
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.11% 4/7/14, LOC Bank of America NA, VRDN (c)	$ 16,735	$ 16,735
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.11% 4/7/14, LOC Bank of America NA, VRDN (c)	2,200	2,200
RBC Muni. Products, Inc. Trust Participating VRDN 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,000	2,000
		65,585
Georgia - 0.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.08% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Series 2005 B, 0.08% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.07% 4/7/14, LOC Branch Banking & Trust Co., VRDN (c)	2,600	2,600
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.07% 4/7/14, LOC Branch Banking & Trust Co., VRDN (c)	12,375	12,375
		18,275
Illinois - 7.4%
Chicago Gen. Oblig.:
Series 2005 D2, 0.07% 4/1/14, LOC Northern Trust Co., VRDN (c)	2,200	2,200
Series 2007 E, 0.07% 4/1/14, LOC Barclays Bank PLC, VRDN (c)	6,600	6,600
Series 2007 F, 0.07% 4/1/14, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.11% 4/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	21,075	21,075
Series 2004 A2, 0.11% 4/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	20,265	20,265
Illinois Fin. Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.06% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,830	3,830
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.06% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Series 2008 C, 0.06% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.07% 4/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,000	$ 2,000
(Spertus Institute of Jewish Studies Proj.) 0.07% 4/7/14, LOC Northern Trust Co., VRDN (c)	8,900	8,900
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.07% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	8,500	8,500
Participating VRDN:
Series BC 11 16B, 0.08% 4/7/14 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series Putters 3174, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,130	1,130
Series Putters 3302, 0.07% 4/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,695	4,695
Series Putters 3378, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series 2007 F, 0.05% 4/7/14, LOC Barclays Bank PLC, VRDN (c)	30,000	30,000
Series 2011 B, 0.07% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	9,450	9,450
Illinois Gen. Oblig. Series 2003 B, 0.07% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.06% 4/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Metropolitan Pier & Exposition Participating VRDN Series MS 3219, 0.08% 4/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	15,000	15,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.08% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	10,580	10,580
		173,465

	Principal Amount (000s)	Value (000s)
Indiana - 0.3%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 0.06% 4/7/14, LOC Bank of New York, New York, VRDN (c)	$ 2,100	$ 2,100
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.06% 4/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,105	6,105
		8,205
Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 B, 0.07% 4/1/14, LOC JPMorgan Chase Bank, VRDN (c)	9,300	9,300
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.06% 4/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Kentucky - 0.7%
Louisville & Jefferson County Series 2013 C, 0.06% 4/7/14, LOC PNC Bank NA, VRDN (c)	16,000	16,000
Louisiana - 1.1%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2005, 0.07% 4/1/14, VRDN (c)	2,600	2,600
Series 2007, 0.07% 4/1/14, VRDN (c)	8,850	8,850
Series 2008 B, 0.07% 4/1/14, VRDN (c)	11,200	11,200
(C-Port LLC Proj.) Series 2008, 0.12% 4/7/14, LOC Bank of America NA, VRDN (c)	2,900	2,900
		25,550
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.06% 4/7/14, LOC Union Bank NA, VRDN (c)	2,000	2,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 4/7/14, LOC Bank of America NA, VRDN (c)	1,600	1,600
Participating VRDN Series Putters 4424, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
		14,385
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 4.0%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 0.09% 4/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 66,850	$ 66,850
Series Putters 4320, 0.07% 4/1/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,600	9,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 07 0092, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.08% 4/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630
		94,080
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.09% 4/7/14, LOC Bank of America NA, VRDN (c)	22,400	22,400
Michigan Fin. Auth. Rev. Participating VRDN Series Putters 4286, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.08% 4/1/14, LOC JPMorgan Chase Bank, VRDN (c)	300	300
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.08% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		31,320
Minnesota - 0.0%
St. Anthony Multi-Family Rev. (Autumn Woods Proj.) 0.07% 4/7/14, LOC Fannie Mae, VRDN (c)	1,015	1,015
Mississippi - 2.8%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.07% 4/1/14, VRDN (c)	30,715	30,715
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.07% 4/1/14 (Chevron Corp. Guaranteed), VRDN (c)	25,850	25,850
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.11% 4/7/14, LOC Bank of America NA, VRDN (c)	10,150	10,150
		66,715

	Principal Amount (000s)	Value (000s)
Missouri - 1.2%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.04% 4/7/14, VRDN (c)	$ 12,730	$ 12,730
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.08% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	1,290	1,290
Series 2008 A2, 0.07% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	2,600	2,600
Series 2008 B1, 0.07% 4/1/14, LOC Barclays Bank PLC, VRDN (c)	2,535	2,535
Series 2012, 0.08% 4/1/14, LOC PNC Bank NA, VRDN (c)	3,000	3,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.08% 4/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,025	4,025
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 47, 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,500	1,500
		27,680
Nevada - 3.3%
Clark County Arpt. Rev. Series 2008 D 2B, 0.05% 4/7/14, LOC Royal Bank of Canada, VRDN (c)	60,000	60,000
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,345	5,345
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,670	12,670
		78,015
New Mexico - 0.1%
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
New York - 6.5%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.07% 4/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,240	6,240
New York City Gen. Oblig.:
Series 2008 J6, 0.08% 4/1/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,500	9,500
Series 2012 G, 0.06% 4/1/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,600	1,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 19,800	$ 19,800
Series ROC II R 11916, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,240	1,240
Series 2000 C, 0.07% 4/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	3,300	3,300
Series 2009 BB2, 0.1% 4/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,400	4,400
Series 2011 DD-1, 0.07% 4/1/14 (Liquidity Facility TD Banknorth, NA), VRDN (c)	2,200	2,200
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,800	3,800
Series ROC II R 14022, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,185	2,185
Series 2003 1D, 0.08% 4/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,530	10,530
Series 2003 A4, 0.07% 4/1/14 (Liquidity Facility TD Banknorth, NA), VRDN (c)	7,000	7,000
Series 2013 A4, 0.07% 4/1/14 (Liquidity Facility Northern Trust Co.), VRDN (c)	4,500	4,500
Series 2014 A4, 0.06% 4/1/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,900	1,900
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.09% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,185	3,185

	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.06% 4/7/14, LOC Fannie Mae, VRDN (c)	$ 29,300	$ 29,300
Series 2009 B, 0.07% 4/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
Series 2011 A1, 0.05% 4/7/14, LOC Wells Fargo Bank NA, VRDN (c)	19,000	19,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.06% 4/7/14, LOC Bank of America NA, VRDN (c)	4,100	4,100
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.06% 4/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	6,500	6,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
		151,705
North Carolina - 2.0%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,725	2,725
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.1% 4/7/14, LOC Bank of America NA, VRDN (c)	3,455	3,455
(High Point Univ. Rev.) Series 2006, 0.07% 4/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,900	1,900
Series EGL 07 0015, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series EGL 7053004 Class A, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,105	13,105
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.11% 4/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	3,920	3,920
Piedmont Triad Arpt. Auth. Series 2008 A, 0.09% 4/7/14, LOC Branch Banking & Trust Co., VRDN (c)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
		47,655
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.09% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.06% 4/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,190	5,190
Middletown Hosp. Facilities Rev. Series 2008 A, 0.06% 4/7/14, LOC PNC Bank NA, VRDN (c)	1,000	1,000
		15,990
Oklahoma - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 37, 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,155	5,155
Oregon - 0.5%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 4/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,500	8,500
		11,500
Pennsylvania - 1.3%
Chester County Health & Ed. Auth. Rev. 0.06% 4/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	7,465	7,465
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B1, 0.07% 4/7/14, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Series 2007 B2, 0.07% 4/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.05% 4/7/14, LOC Royal Bank of Canada, VRDN (c)	5,400	5,400

	Principal Amount (000s)	Value (000s)
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 1,900	$ 1,900
Series RBC E 45, 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
		30,375
Rhode Island - 0.0%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 0.07% 4/7/14, LOC TD Banknorth, NA, VRDN (c)	1,205	1,205
South Carolina - 1.0%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.08% 4/1/14, LOC Wells Fargo Bank NA, VRDN (c)	7,900	7,900
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 4/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,295	5,295
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Newberry College Proj.) Series 2008, 0.07% 4/7/14, LOC Branch Banking & Trust Co., VRDN (c)	11,095	11,095
		24,290
Tennessee - 0.9%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.07% 4/7/14, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.12% 4/7/14, LOC Bank of America NA, VRDN (c)	2,885	2,885
Series 2005, 0.11% 4/1/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.07% 4/7/14, LOC PNC Bank NA, VRDN (c)	15,700	15,700
		21,185
Texas - 8.9%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,120	10,120
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,090	10,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.07% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 3,455	$ 3,455
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,930	18,930
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,835	14,835
Series Putters 3742, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,885	7,885
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.09% 4/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Series ROC II R 10360, 0.06% 4/1/14 (Liquidity Facility Citibank NA) (c)(f)	28,695	28,695
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.08% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Judson Independent School District Participating VRDN Series DB 423, 0.12% 4/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	990	990
Leander Independent School District Participating VRDN Series BC 10 28W, 0.08% 4/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.06% 4/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,000	5,000

	Principal Amount (000s)	Value (000s)
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series BA 08 1174, 0.08% 4/7/14 (Liquidity Facility Bank of America NA) (c)(f)	$ 5,460	$ 5,460
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.06% 4/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.08% 4/7/14 (Total SA Guaranteed), VRDN (c)	4,100	4,100
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 18, 0.06% 4/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,200	2,200
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,500	4,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.06% 4/7/14, LOC PNC Bank NA, VRDN (c)	1,300	1,300
Texas A&M Univ. Rev. Participating VRDN:
Series BC 10 39W, 0.08% 4/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
0.08% 4/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,575	4,575
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.08% 4/7/14, LOC Bank of America NA, VRDN (c)	600	600
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.05% 4/7/14, LOC Freddie Mac, VRDN (c)	1,300	1,300
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B:
0.04% 4/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	1,800	1,800
0.04% 4/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	5,000	5,000
		209,835
Utah - 0.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 4/7/14, LOC Wells Fargo Bank NA, VRDN (c)	5,310	5,310
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.08% 4/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,530	5,530
		10,840
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.9%
Albemarle County Indl. Dev. Auth. 0.07% 4/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,795	$ 2,795
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.09% 4/1/14, LOC Bank of America NA, VRDN (c)	1,605	1,605
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.08% 4/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	8,270	8,270
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.07% 4/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,350	3,350
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.06% 4/7/14, LOC Bank of New York, New York, VRDN (c)	2,800	2,800
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.06% 4/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,865	2,865
		21,685
Washington - 2.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,315	3,315
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.08% 4/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.06% 4/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.07% 4/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,115	2,115
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 4/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	7,430	7,430
Series Putters 3539, 0.07% 4/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330

	Principal Amount (000s)	Value (000s)
Series WF 11-16C, 0.08% 4/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 1,300	$ 1,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.08% 4/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	6,250	6,250
(The Cambridge Apts. Proj.) Series 2009, 0.07% 4/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
(Willow Tree Grove Apts. Proj.) Series 2011, 0.08% 4/7/14, LOC Freddie Mac, VRDN (c)	4,900	4,900
		58,924
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.08% 4/7/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,545	1,545
Wyoming - 0.5%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.07% 4/1/14 (Chevron Corp. Guaranteed), VRDN (c)	11,800	11,800
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,419,319)		1,419,319
Other Municipal Debt - 36.4%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	500	500
Alaska - 0.4%
Anchorage Gen. Oblig.:
Series 2014 B1, 0.1% 5/1/14, LOC JPMorgan Chase Bank, CP	2,000	2,000
TAN 0.5% 9/16/14	5,400	5,410
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	1,700	1,703
		9,113
Arizona - 0.8%
Phoenix Civic Impt. Corp. Series 2011 B1, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	5,500	5,500
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	1,400	1,406
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.13% 4/1/14, LOC Royal Bank of Canada, CP	$ 5,500	$ 5,500
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	6,400	6,400
		18,806
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	1,170	1,185
California - 6.8%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	4,100	4,100
California Gen. Oblig.:
RAN:
Series 2013 A1, 2% 5/28/14	28,650	28,730
Series 2013 A2, 2% 6/23/14	27,700	27,811
Series 2011 A2, 0.08% 6/4/14, LOC Royal Bank of Canada, CP	3,100	3,100
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	8,200	8,222
Los Angeles County Gen. Oblig. TRAN 2% 6/30/14	17,800	17,880
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 4/8/14 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Los Angeles Gen. Oblig. TRAN:
2% 5/1/14	17,600	17,626
2% 6/26/14	19,900	19,985
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,400	1,400
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	4,900	4,913
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	2,000	2,009
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,100	3,100
San Diego Unified School District TRAN Series 2013 A2, 2% 6/30/14	2,700	2,712
San Francisco City & County Gen. Oblig. Bonds Series 2013 B, 4% 6/15/14	1,890	1,905
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	1,600	1,607
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	3,800	3,812
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	4,300	4,311
		159,223

	Principal Amount (000s)	Value (000s)
Colorado - 2.0%
Colorado Ed. Ln. Prog. TRAN Series 2013 B, 2% 6/27/14	$ 11,600	$ 11,653
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	18,500	18,536
Denver City & County Wtr. Bonds Series PZ 232, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	16,230	16,230
		46,419
Connecticut - 0.0%
Connecticut Gen. Oblig. Bonds (Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	1,000	1,036
District Of Columbia - 1.9%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	3,000	3,027
District of Columbia Rev. Bonds Series 2000, 0.08% tender 5/5/14, LOC JPMorgan Chase Bank, CP mode	10,200	10,200
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 1:
0.09% 5/1/14, LOC JPMorgan Chase Bank, CP	2,200	2,200
0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	19,800	19,800
0.08% 5/2/14, LOC JPMorgan Chase Bank, CP	4,600	4,600
0.08% 5/6/14, LOC JPMorgan Chase Bank, CP	1,300	1,300
0.08% 5/8/14, LOC JPMorgan Chase Bank, CP	2,700	2,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A 1, 0.06% 4/3/14, LOC Sumitomo Mitsui Banking Corp., CP	1,200	1,200
		45,027
Florida - 1.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.08% tender 4/2/14, LOC Bank of America NA, CP mode	1,900	1,900
Florida Board of Ed. Lottery Rev. Bonds:
Series 2007 B, 5% 7/1/14	2,100	2,125
Series 2010 F, 5% 7/1/14	1,200	1,214
5.25% 7/1/14	1,450	1,468
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	1,500	1,507
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,255	7,255
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A:
4.25% 7/1/14	$ 1,950	$ 1,970
5% 7/1/14	860	870
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.09% 4/3/14, LOC JPMorgan Chase Bank, CP	5,057	5,057
Hillsborough County Cap. Impt. Prog. Rev.:
Series 2014 A, 0.07% 4/17/14, LOC State Street Bank & Trust Co., Boston, CP	1,200	1,200
Series A, 0.08% 4/17/14, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 23 Issue 2, 5% 10/1/14	1,000	1,024
Series 25 Issue 2, 4% 10/1/14	1,800	1,834
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.16%, tender 10/27/14 (c)	1,900	1,900
		31,324
Georgia - 0.5%
Cobb County Gen. Obligations TAN 0.5% 11/28/14 (b)	2,900	2,907
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	6,620	6,620
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
		11,227
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	2,100	2,134
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/14	11,100	11,149
Illinois - 0.6%
Illinois Fin. Auth. Ed. Rev.:
Series 2014, 0.09% 5/5/14, LOC PNC Bank NA, CP	1,400	1,400
0.11% 7/8/14, LOC PNC Bank NA, CP	4,600	4,600
Illinois Fin. Auth. Rev. Bonds (Hosp. Sisters Svcs. Proj.):
Series 2012 H, 0.1% tender 7/8/14, CP mode	1,600	1,600
0.08% tender 4/3/14, CP mode	1,400	1,400
Illinois Sales Tax Rev. Bonds:
Series 2010, 5% 6/15/14	2,745	2,772
Series 2013, 2% 6/15/14	2,900	2,911
		14,683

	Principal Amount (000s)	Value (000s)
Indiana - 1.3%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2, 0.1% tender 4/3/14, CP mode	$ 3,200	$ 3,200
0.07% tender 5/1/14, CP mode	7,700	7,700
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	18,600	18,600
		29,500
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.29% 9/1/14 (c)	2,600	2,602
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	4,600	4,601
		7,203
Maryland - 0.5%
Baltimore County Gen. Oblig. Series 2011:
0.07% 4/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,638	4,638
0.09% 5/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,063	4,063
0.1% 6/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,850	1,850
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.1%, tender 6/2/14 (c)	1,800	1,800
		12,351
Michigan - 1.0%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.12%, tender 10/27/14 (c)	9,700	9,700
0.12%, tender 10/27/14 (c)	4,490	4,490
(Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 4/3/14, CP mode	1,300	1,300
0.1% tender 7/8/14, CP mode	8,770	8,770
		24,260
Minnesota - 0.2%
Minnesota Gen. Oblig. Bonds:
Series 2010 D, 5% 8/1/14	1,375	1,397
5% 8/1/14	1,300	1,321
Univ. of Minnesota Gen. Oblig. Bonds Series 2011 A, 5% 12/1/14	2,250	2,323
		5,041
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 0.07% 5/15/14, CP	$ 1,500	$ 1,500
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.13%, tender 10/27/14 (c)	1,200	1,200
		2,700
Nebraska - 1.9%
Nebraska Pub. Pwr. District Rev. Series A:
0.06% 4/1/14, CP	10,100	10,100
0.06% 4/2/14, CP	1,500	1,500
0.06% 4/7/14, CP	6,350	6,350
0.06% 4/8/14, CP	10,500	10,500
0.07% 5/5/14, CP	1,600	1,600
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	1,000	1,032
Series A:
0.06% 4/7/14, CP	7,700	7,700
0.11% 6/12/14, CP	7,000	7,000
		45,782
Nevada - 0.2%
Clark County School District Bonds Series 2013 B, 3% 6/15/14	1,400	1,408
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.12% 5/6/14, LOC JPMorgan Chase Bank, CP	3,000	3,000
		4,408
New Jersey - 0.1%
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	1,300	1,310
New Mexico - 0.1%
New Mexico Gen. Oblig. Bonds 5% 3/1/15	1,250	1,305
New York - 0.2%
New York City Transitional Fin. Auth. Rev. Bonds Series WF 11-21C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,000	1,000
New York Pwr. Auth. Series 2:
0.08% 5/14/14, CP	1,437	1,437
0.09% 7/1/14, CP	2,757	2,757
		5,194
North Carolina - 0.2%
Charlotte Gen. Oblig. 0.09% 5/1/14 (Liquidity Facility Wells Fargo Bank NA), CP	1,700	1,700
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	1,000	1,004
Wake County Gen. Oblig. Bonds Series 2013 A, 3% 5/1/14	1,280	1,283
		3,987

	Principal Amount (000s)	Value (000s)
Ohio - 1.5%
Franklin County Rev. Bonds Series 2013 OH, 0.13%, tender 10/27/14 (c)	$ 5,000	$ 5,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.14% tender 5/5/14, CP mode	15,000	15,000
Series 2008 B6, 0.13% tender 5/19/14, CP mode	9,200	9,200
0.1% tender 8/6/14, CP mode	5,000	5,000
		34,200
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2013 A:
0.12% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.12% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
Series 2014 A, 0.1% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
Series A:
0.08% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.08% 4/4/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.08% 4/8/14, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
		7,500
Oregon - 0.6%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.11%, tender 10/1/14 (c)	1,400	1,400
Oregon Gen. Oblig. TAN Series 2013 A, 1.5% 7/31/14	12,100	12,153
		13,553
Pennsylvania - 0.2%
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	4,100	4,106
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	1,100	1,106
		5,212
South Carolina - 0.2%
Charleston County School District:
BAN 1% 5/8/14	1,600	1,601
TAN 5% 4/1/14	2,100	2,100
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/14	1,330	1,339
		5,040
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - 8.3%
Austin Elec. Util. Sys. Rev. Series A:
0.07% 4/23/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 3,500	$ 3,500
0.09% 4/22/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,495	4,495
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2013, 2% 10/1/14	1,440	1,453
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,574	10,574
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.26% 6/1/14 (c)	2,000	2,000
Harris County Gen. Oblig.:
Series 2014 A1, 0.06% 4/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,215	8,215
Series D, 0.09% 4/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	9,230	9,230
Harris County Metropolitan Trans. Auth.:
Series 2014 A1, 0.08% 5/1/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Series 2014 A3, 0.09% 5/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.1% 5/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	4,300	4,319
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.11% 4/1/14, CP	4,980	4,980
Houston Util. Sys. Rev.:
Series B 2:
0.08% 5/5/14, LOC Wells Fargo Bank NA, CP	1,500	1,500
0.1% 5/1/14, LOC Wells Fargo Bank NA, CP	1,600	1,600
Series B 4, 0.09% 5/7/14, LOC State Street Bank & Trust Co., Boston, CP	1,700	1,700
Klein Independent School District Bonds Series WF 11 51 C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,000	5,000
Lower Colorado River Auth. Rev.:
0.05% 4/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,900	1,900
0.09% 6/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500

	Principal Amount (000s)	Value (000s)
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.19%, tender 10/27/14 (c)	$ 6,200	$ 6,200
Series 2013 B, 0.15%, tender 10/27/14 (c)	900	900
Texas A&M Univ. Rev.:
Bonds Series 2008, 5% 5/15/14	1,000	1,006
Series 1993 B, 0.1% 8/7/14, CP	1,715	1,715
Texas Gen. Oblig.:
Bonds Series 2013, 2% 10/1/14	3,810	3,845
TRAN Series 2013, 2% 8/28/14	66,000	66,486
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.09% 6/13/14, LOC Barclays Bank PLC, CP	5,500	5,500
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	1,250	1,265
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 5/1/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 4/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,100	1,100
0.08% 5/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
0.08% 5/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
0.09% 5/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.1% 4/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,283	1,283
0.1% 6/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
Upper Trinity Reg'l. Wtr. District Series 2014 A, 0.08% 5/5/14, LOC Bank of America NA, CP	6,300	6,300
		193,816
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 6/13/14 (Liquidity Facility JPMorgan Chase Bank), CP	900	900
Utah Gen. Oblig. Bonds Series 2004 A, 5% 7/1/14	3,300	3,339
		4,239
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 10/27/14 (c)	2,800	2,800
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.07% 4/23/14, CP	15,000	15,000
		17,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.4%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	$ 1,000	$ 1,012
Series 2005 A, 5% 7/1/14	2,575	2,606
Series 2008 A, 5% 7/1/14	1,150	1,164
Washington Gen. Oblig. Bonds:
Series 2010 A, 5% 1/1/15	1,500	1,554
Series 2014 B, 2% 8/1/14	2,915	2,933
Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	24,220	24,220
		33,489
Wisconsin - 1.9%
Milwaukee School District RAN 2% 6/30/14	7,900	7,936
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/14	1,410	1,416
Series 2006 I, 5.25% 5/1/14	2,750	2,761
Series 2005 A, 0.07% 4/23/14 (Liquidity Facility Bank of New York, New York), CP	1,341	1,341
Series 2013 A, 0.1% 4/4/14 (Liquidity Facility Bank of New York, New York), CP	1,410	1,410
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.12%, tender 10/27/14 (c)	1,270	1,270
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Hosp. Sisters Svcs., Inc. Proj.) Series 2012 J, 0.09% tender 6/17/14, CP mode	900	900
Wisconsin Trans. Rev.:
Series 1997 A, 0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,489	13,489
Series 2006 A:
0.06% 4/2/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	12,700	12,700
0.1% 6/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
		44,933
TOTAL OTHER MUNICIPAL DEBT (Cost $854,649)		854,649
Investment Company - 2.9%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.07% (d)(e) (Cost $68,442)	68,442,000	$ 68,442
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,342,410)		2,342,410
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,398
NET ASSETS - 100%		$ 2,348,808
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,950,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,899,000 or 3.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 500
Denver City & County Wtr. Bonds Series PZ 232, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 11/21/13	$ 16,230
Florida Gen. Oblig. Bonds Series PZ 130, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 11/29/12	$ 7,255
Georgia Gen. Oblig. Bonds Series 85TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	7/2/10 - 2/13/12	$ 6,620
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.2%, tender 5/8/14 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 11/21/13	$ 10,574
Klein Independent School District Bonds Series WF 11 51 C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA)	9/28/11	$ 5,000
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 1,400
New York City Transitional Fin. Auth. Rev. Bonds Series WF 11-21C, 0.17%, tender 4/10/14 (Liquidity Facility Wells Fargo Bank NA)	9/15/11	$ 1,000
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 3,100
Washington Gen. Oblig. Bonds Series GS 06 7T, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	10/26/09 - 11/30/12	$ 24,220
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 81
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) March 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,273,968)	$ 2,273,968
Fidelity Central Funds (cost $68,442)	68,442
Total Investments (cost $2,342,410)		$ 2,342,410
Cash		288
Receivable for fund shares sold		7,625
Interest receivable		4,266
Distributions receivable from Fidelity Central Funds		5
Prepaid expenses		2
Receivable from investment adviser for expense reductions		4
Other receivables		52
Total assets		2,354,652

Liabilities
Payable for investments purchased Regular delivery	$ 1,024
Delayed delivery	2,907
Payable for fund shares redeemed	1,397
Distributions payable	8
Accrued management fee	131
Other affiliated payables	292
Other payables and accrued expenses	85
Total liabilities		5,844

Net Assets		$ 2,348,808
Net Assets consist of:
Paid in capital		$ 2,348,808
Net Assets		$ 2,348,808

Class I: Net Asset Value, offering price and redemption price per share ($2,054,697 ÷ 2,052,027 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($11,850 ÷ 11,835 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($275,003 ÷ 274,648 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($7,258 ÷ 7,247 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2014

Investment Income
Interest		$ 2,802
Income from Fidelity Central Funds		81
Total income		2,883

Expenses
Management fee	$ 3,518
Transfer agent fees	1,519
Distribution and service plan fees	727
Accounting fees and expenses	235
Custodian fees and expenses	38
Independent trustees' compensation	10
Registration fees	65
Audit	39
Legal	6
Miscellaneous	17
Total expenses before reductions	6,174
Expense reductions	(3,542)	2,632
Net investment income (loss)		251
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		262
Net increase in net assets resulting from operations		$ 513

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2014	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 251	$ 309
Net realized gain (loss)	262	259
Net increase in net assets resulting from operations	513	568
Distributions to shareholders from net investment income	(251)	(309)
Distributions to shareholders from net realized gain	(250)	-
Total distributions	(501)	(309)
Share transactions - net increase (decrease)	(337,140)	(744,956)
Total increase (decrease) in net assets	(337,128)	(744,697)

Net Assets
Beginning of period	2,685,936	3,430,633
End of period	$ 2,348,808	$ 2,685,936

Financial Highlights - Class I

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.001
Distributions from net investment income	- D	- D	- D	(.001)	(.001)
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions	- D	- D	- D	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.01%	.01%	.09%	.15%
Ratios to Average Net AssetsB, C
Expenses before reductions	.22%	.22%	.22%	.22%	.25%
Expenses net of fee waivers, if any	.11%	.18%	.16%	.22%	.23%
Expenses net of all reductions	.10%	.17%	.15%	.22%	.23%
Net investment income (loss)	.01%	.01%	.01%	.09%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 2,055	$ 2,342	$ 3,160	$ 3,814	$ 4,828

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.01%	.01%	.01%	.05%
Ratios to Average Net Assets B, C
Expenses before reductions	.37%	.37%	.37%	.37%	.40%
Expenses net of fee waivers, if any	.11%	.17%	.15%	.29%	.34%
Expenses net of all reductions	.10%	.17%	.15%	.29%	.34%
Net investment income (loss)	.01%	.01%	.01%	.01%	.06%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 12	$ 15	$ 22	$ 26

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.01%	.01%	.01%	.03%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.47%	.50%
Expenses net of fee waivers, if any	.11%	.17%	.16%	.29%	.37%
Expenses net of all reductions	.10%	.17%	.16%	.29%	.37%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 275	$ 323	$ 240	$ 198	$ 166

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.001
Distributions from net investment income	- D	- D	- D	(.001)	(.001)
Distributions from net realized gain	- D	-	-	- D	- D
Total distributions	- D	- D	- D	(.001)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.01%	.01%	.06%	.11%
Ratios to Average Net Assets B, C
Expenses before reductions	.27%	.27%	.27%	.27%	.30%
Expenses net of fee waivers, if any	.11%	.18%	.17%	.25%	.28%
Expenses net of all reductions	.11%	.18%	.17%	.25%	.28%
Net investment income (loss)	.01%	.01%	.01%	.05%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 15	$ 73	$ 60

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class shares. Money Market Portfolio also offers Class F and Institutional Class shares. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class.

In March 2014, the Board of Trustees approved the creation of additional classes of shares. Treasury Only Portfolio, Treasury Portfolio and Government Portfolio each will commence sale of shares of Institutional Class in May 2014.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Treasury Only Portfolio and Treasury Portfolio incurred an excise tax liability on undistributed net investment income, which is included in Miscellaneous expense on each Statement of Operations. As of March 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$ 11,199,575	$ -	$ -	$ -
Treasury Portfolio	13,335,047	-	-	-
Government Portfolio	25,465,975	-	-	-
Prime Money Market Portfolio	37,186,494	-	-	-
Money Market Portfolio	66,675,020	-	-	-
Tax-Exempt Portfolio	2,342,410	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ -	$ 184	$ -	$ -	$ -
Treasury Portfolio	-	157	-	-	-
Government Portfolio	-	-	-	(1,187)	-
Prime Money Market Portfolio	-	439	154	-	-
Money Market Portfolio	-	1,056	124	-	-
Tax-Exempt Portfolio	53	-	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019
Government Portfolio	$ (1,187)

The tax character of distributions paid was as follows:

March 31, 2014
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 1,140	$ -	$ 1,140
Treasury Portfolio	-	1,370	-	1,370
Government Portfolio	-	2,575	-	2,575
Prime Money Market Portfolio	-	20,979	-	20,979
Money Market Portfolio	-	55,503	-	55,503
Tax-Exempt Portfolio	251	125	125	501
March 31, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$ -	$ 932	$ -	$ 932
Treasury Portfolio	-	1,496	-	1,496
Government Portfolio	-	2,608	-	2,608
Prime Money Market Portfolio	-	66,369	-	66,369
Money Market Portfolio	-	114,722	-	114,722
Tax-Exempt Portfolio	309	-	-	309

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 540	$ -
Class III	1,004	-
Class IV	110	-
Select Class	100	-
	$ 1,754	$ -
Treasury Portfolio: Class II	$ 143	$ -
Class III	6,884	-
Class IV	2,447	-
Select Class	122	-
	$ 9,596	$ -
Government Portfolio: Class II	$ 595	$ -
Class III	4,689	-
Select Class	231	-
	$ 5,515	$ -

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Total Fees	Retained by FDC
Prime Money Market Portfolio: Class II	$ 707	$ 2
Class III	5,517	-
Class IV	280	1
Select Class	814	-*
	$ 7,318	$ 3
Money Market Portfolio: Class II	$ 269	$ 4
Class III	5,672	-
Select Class	172	14
	$ 6,113	$ 18
Tax-Exempt Portfolio: Class II	$ 17	$ -
Class III	706	-
Select Class	4	-
	$ 727	$ -

* Amount represents two hundred thirteen dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. The transfer agent fee for each class of Tax-Exempt Portfolio is paid to Citibank. For the period, transfer agent fees for each applicable class were as follows:

Treasury Only Portfolio - Class I	$ 6,290
Treasury Only Portfolio - Class II	217
Treasury Only Portfolio - Class III	244
Treasury Only Portfolio - Class IV	14
Treasury Only Portfolio - Select Class	120
$ 6,885
Treasury Portfolio - Class I	$ 6,101
Treasury Portfolio - Class II	58
Treasury Portfolio - Class III	1,658
Treasury Portfolio - Class IV	294
Treasury Portfolio - Select Class	147
$ 8,258
Government Portfolio - Class I	$ 13,899
Government Portfolio - Class II	240
Government Portfolio - Class III	1,130
Government Portfolio - Select Class	281
$ 15,550
Prime Money Market Portfolio - Class I	$ 5,015
Prime Money Market Portfolio - Class II	285
Prime Money Market Portfolio - Class III	1,330
Prime Money Market Portfolio - Class IV	35
Prime Money Market Portfolio - Select Class	984
Prime Money Market Portfolio - Institutional Class	9,119
$ 16,768

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Money Market Portfolio - Class I	$ 14,864
Money Market Portfolio - Class II	109
Money Market Portfolio - Class III	1,365
Money Market Portfolio - Select Class	208
Money Market Portfolio - Institutional Class	11,945
$ 28,491
Tax-Exempt Portfolio - Class I	$ 1,335
Tax-Exempt Portfolio - Class II	7
Tax-Exempt Portfolio - Class III	172
Tax-Exempt Portfolio - Select Class	5
$ 1,519

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt Portfolio is paid to Citibank.

5. Expense Reductions.

The investment adviser voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Prime Money Market Portfolio
Class I	.20%	$ 627
Class II	.35%	34
Class III	.45%	170
Class IV	.70%	7
Select Class	.25%	132
Institutional Class	.14%	11,257
Money Market Portfolio
Class I	.18%	$ 6,619
Class II	.33%	49
Class III	.43%	612
Select Class	.23%	94
Class F	.14%	152
Institutional Class	.14%	14,598
Tax-Exempt Portfolio
Class II	.35%	$ 2
Class III	.45%	49
Select Class	.25%	1

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 16,024
Class II	1,094
Class III	1,620
Class IV	144
Select Class	402

Annual Report

5. Expense Reductions - continued

Treasury Portfolio
Class I	$ 13,180
Class II	266
Class III	10,431
Class IV	3,081
Select Class	440
Government Portfolio
Class I	$ 22,941
Class II	980
Class III	6,561
Select Class	680
Prime Money Market Portfolio
Class I	$ 989
Class II	752
Class III	5,677
Class IV	936
Select Class	287
Money Market Portfolio
Class II	$ 182
Class III	4,578
Select Class	38
Tax-Exempt Portfolio
Class I	$ 2,468
Class II	28
Class III	974
Select Class	11

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Treasury Only Portfolio	$ 11
Money Market Portfolio	1
Tax-Exempt Portfolio	9

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014	2013
Treasury Only Portfolio
From net investment income
Class I	$ 1,042	$ 835
Class II	36	38
Class III	40	37
Class IV	2	2
Select Class	20	20
Total	$ 1,140	$ 932
Treasury Portfolio
From net investment income
Class I	$ 1,013	$ 1,135
Class II	9	8
Class III	275	289
Class IV	49	42
Select Class	24	22
Total	$ 1,370	$ 1,496

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Distributions to Shareholders - continued

Government Portfolio
From net investment income
Class I	$ 2,302	$ 2,271
Class II	40	69
Class III	187	183
Select Class	46	85
Total	$ 2,575	$ 2,608
Prime Money Market Portfolio
From net investment income
Class I	$ 1,330	$ 11,757
Class II	47	58
Class III	221	207
Class IV	6	7
Select Class	163	611
Institutional Class	19,212	53,729
Total	$ 20,979	$ 66,369
Money Market Portfolio
From net investment income
Class I	$ 14,309	$ 39,627
Class II	18	41
Class III	227	214
Select Class	63	526
Class F	2,257	3,597
Institutional Class	38,629	70,717
Total	$ 55,503	$ 114,722
Tax-Exempt Portfolio
From net investment income
Class I	$ 221	$ 276
Class II	1	1
Class III	28	31
Select Class	1	1
Total	$ 251	$ 309
From net realized gain
Class I	$ 222	$ -
Class II	1	-
Class III	26	-
Select Class	1	-
Total	$ 250	$ -

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended March 31,	2014	2013
Treasury Only Portfolio
Class I Shares sold	24,513,309	14,828,363
Reinvestment of distributions	728	633
Shares redeemed	(24,149,458)	(13,462,367)
Net increase (decrease)	364,579	1,366,629
Class II Shares sold	552,697	534,642
Reinvestment of distributions	20	21
Shares redeemed	(546,875)	(679,911)
Net increase (decrease)	5,842	(145,248)

Annual Report

7. Share Transactions - continued

Years ended March 31,	2014	2013
Treasury Only Portfolio - continued
Class III Shares sold	1,861,802	1,293,156
Reinvestment of distributions	14	14
Shares redeemed	(1,782,997)	(1,293,196)
Net increase (decrease)	78,819	(26)
Class IV Shares sold	84,558	103,699
Reinvestment of distributions	2	2
Shares redeemed	(87,845)	(107,366)
Net increase (decrease)	(3,285)	(3,665)
Select Class Shares sold	1,200,234	1,347,020
Reinvestment of distributions	17	17
Shares redeemed	(1,194,908)	(1,406,471)
Net increase (decrease)	5,343	(59,434)
Treasury Portfolio
Class I Shares sold	56,798,646	53,327,310
Reinvestment of distributions	493	556
Shares redeemed	(57,027,837)	(55,075,422)
Net increase (decrease)	(228,698)	(1,747,556)
Class II Shares sold	1,411,658	1,104,602
Reinvestment of distributions	3	3
Shares redeemed	(1,405,038)	(1,057,943)
Net increase (decrease)	6,623	46,662
Class III Shares sold	14,091,001	10,873,630
Reinvestment of distributions	37	46
Shares redeemed	(14,281,777)	(11,136,939)
Net increase (decrease)	(190,739)	(263,263)
Class IV Shares sold	836,663	768,664
Reinvestment of distributions	-	-
Shares redeemed	(773,322)	(725,337)
Net increase (decrease)	63,341	43,327
Select Class Shares sold	699,148	557,920
Reinvestment of distributions	11	12
Shares redeemed	(658,616)	(618,563)
Net increase (decrease)	40,543	(60,631)
Government Portfolio
Class I Shares sold	209,862,111	175,643,021
Reinvestment of distributions	1,119	1,139
Shares redeemed	(208,873,085)	(178,888,427)
Net increase (decrease)	990,145	(3,244,267)
Class II Shares sold	11,181,265	9,308,520
Reinvestment of distributions	14	18
Shares redeemed	(11,466,827)	(9,493,734)
Net increase (decrease)	(285,548)	(185,196)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

Years ended March 31,	2014	2013
Government Portfolio - continued
Class III Shares sold	6,540,066	7,397,166
Reinvestment of distributions	32	25
Shares redeemed	(5,983,828)	(7,715,377)
Net increase (decrease)	556,270	(318,186)
Select Class Shares sold	1,389,405	31,188,640
Reinvestment of distributions	35	77
Shares redeemed	(1,679,603)	(31,039,496)
Net increase (decrease)	(290,163)	149,221
Prime Money Market Portfolio
Class I Shares sold	48,461,171	69,207,399
Reinvestment of distributions	445	3,997
Shares redeemed	(50,976,847)	(74,028,400)
Net increase (decrease)	(2,515,231)	(4,817,004)
Class II Shares sold	2,447,579	4,322,345
Reinvestment of distributions	25	34
Shares redeemed	(2,514,929)	(4,663,999)
Net increase (decrease)	(67,325)	(341,620)
Class III Shares sold	6,058,144	6,188,605
Reinvestment of distributions	30	28
Shares redeemed	(5,881,307)	(5,942,325)
Net increase (decrease)	176,867	246,308
Class IV Shares sold	306,810	311,047
Reinvestment of distributions	4	4
Shares redeemed	(243,064)	(339,063)
Net increase (decrease)	63,750	(28,012)
Select Class Shares sold	8,619,365	6,955,759
Reinvestment of distributions	61	224
Shares redeemed	(9,170,685)	(6,438,911)
Net increase (decrease)	(551,259)	517,072
Institutional Class Shares sold	419,265,240	455,622,477
Reinvestment of distributions	12,336	35,752
Shares redeemed	(423,063,158)	(459,411,704)
Net increase (decrease)	(3,785,582)	(3,753,475)
Money Market Portfolio
Class I Shares sold	78,151,555	100,745,849
Reinvestment of distributions	10,402	29,491
Shares redeemed	(79,866,608)	(100,567,370)
Net increase (decrease)	(1,704,651)	207,970
Class II Shares sold	1,059,440	1,003,231
Reinvestment of distributions	14	31
Shares redeemed	(1,073,750)	(1,045,760)
Net increase (decrease)	(14,296)	(42,498)

Annual Report

7. Share Transactions - continued

Years ended March 31,	2014	2013
Money Market Portfolio - continued
Class III Shares sold	14,051,941	12,473,572
Reinvestment of distributions	94	113
Shares redeemed	(14,303,766)	(12,785,592)
Net increase (decrease)	(251,731)	(311,907)
Select Class Shares sold	836,512	1,723,353
Reinvestment of distributions	22	200
Shares redeemed	(895,118)	(1,910,777)
Net increase (decrease)	(58,584)	(187,224)
Class F Shares sold	563,133	845,834
Reinvestment of distributions	2,257	3,597
Shares redeemed	(674,872)	(151,651)
Net increase (decrease)	(109,482)	697,780
Institutional Class Shares sold	213,762,027	170,114,695
Reinvestment of distributions	28,552	53,683
Shares redeemed	(211,472,069)	(164,632,251)
Net increase (decrease)	2,318,510	5,536,127
Tax-Exempt Portfolio
Class I Shares sold	3,372,864	3,714,368
Reinvestment of distributions	257	163
Shares redeemed	(3,660,725)	(4,532,691)
Net increase (decrease)	(287,604)	(818,160)
Class II Shares sold	2,890	6,735
Reinvestment of distributions	2	1
Shares redeemed	(2,938)	(9,783)
Net increase (decrease)	(46)	(3,047)
Class III Shares sold	1,634,781	1,661,214
Reinvestment of distributions	18	7
Shares redeemed	(1,683,244)	(1,577,811)
Net increase (decrease)	(48,445)	83,410
Select Class Shares sold	37,983	47,582
Reinvestment of distributions	-*	1
Shares redeemed	(39,028)	(54,742)
Net increase (decrease)	(1,045)	(7,159)

* Amount represents four hundred sixty-nine dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 12, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 223 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952 or, for Class F, call 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Prime Money Market Portfolio	$154,015
Money Market Portfolio	$124,075
Tax-Exempt Portfolio	$245,392

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2014 to March 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$288,835
Treasury Portfolio	$340,881
Government Portfolio	$671,664
Prime Money Market Portfolio	$3,122,791
Money Market Portfolio	$10,451,696

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	67.13%
Government Portfolio	48.32%
Prime Money Market Portfolio	14.29%
Money Market Portfolio	7.94%

During fiscal year ended 2014, 100% of Tax Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor
Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio
Fidelity Service Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio

Custodians
The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IMM-ANN-0514
1.701843.116

Item 2. Code of Ethics

As of the end of the period, March 31, 2014, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$25,000	$-	$4,700	$3,500
Money Market Portfolio	$25,000	$-	$4,700	$3,400
Prime Money Market Portfolio	$25,000	$-	$4,700	$3,500
Tax-Exempt Portfolio	$25,000	$-	$4,700	$1,000
Treasury Only Portfolio	$25,000	$-	$4,700	$2,800
Treasury Portfolio	$25,000	$-	$4,700	$3,300

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$26,000	$-	$4,700	$2,500
Money Market Portfolio	$25,000	$-	$4,700	$2,700
Prime Money Market Portfolio	$25,000	$-	$4,700	$2,700
Tax-Exempt Portfolio	$25,000	$-	$4,700	$800
Treasury Only Portfolio	$25,000	$-	$4,700	$1,800
Treasury Portfolio	$25,000	$-	$4,700	$2,400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2014A	March 31, 2013A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$700,000	$1,270,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2014 A	March 31, 2013 A
Deloitte Entities	$1,550,000	$2,315,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2014